As Filed With The Securities And Exchange Commission on April 30, 1998.

                                   File Nos. 2-83299 and 811-3720

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                           Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              (X)

Pre-Effective Amendment No.                                          ( )

Post-Effective Amendment No.  16                                     (X)

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      (X)

Amendment No.   16                                                   (X)

                   FUND FOR TAX-FREE INVESTORS, INC.
          (Exact Name of Registrant as Specified in Charter)

              4922 Fairmont Avenue, Bethesda, Maryland  20814
          (Address of Principal Executive Offices) (Zip Code)

                            (301) 657-1500
          (Registrant's Telephone Number, Including Area Code)

                           Timothy N. Coakley
                          4922 Fairmont Avenue
                        Bethesda, Maryland  20814
            (Name and Address of Agent for Service of Process)


Approximate Date of Commencement of the Proposed Public Offering of the
Securities:

It is proposed that this filing will become effective (check appropriate box):

     ___      immediately upon filing pursuant to paragraph (b) of rule 485.
      X       on May 1, 1998 pursuant to paragraph (b) (1) (v) of rule 485.
     ___      60 days after filing pursuant to paragraph (a) (1) of rule 485.
     ___      on (date) pursuant to paragraph (a) (1) of rule 485.
     ___      75 days after filing pursuant to paragraph (a) (2) of rule 485.
     ___      on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1997 was filed on February 27, 1998.

               FUND FOR TAX-FREE INVESTORS, INC.

              REGISTRATION STATEMENT ON FORM N-1A

                     CROSS REFERENCE SHEET


Form N-1A                               Location in
Item No.                                Registration Statement

          Part A. Information Required in Prospectus

  1.         Cover Page                 Outside Front Cover Page
                                        of Prospectus

  2.         Synopsis                   Fee Table

  3.         Condensed Financial        Financial Highlights
             Information

  4.         General Description of     Organization and
             Registrant                 Description of Common
                                        Stock; Investment
                                        Objective and Policies;
                                        Management of the Fund

  5.         Management of the Fund     Management of the Fund

  5A.        Management's Discussion    Management's Discussion
             of Fund Performance        of Fund Performance


  6.         Capital Stock and Other    Organization and
             Securities                 Description Common Stock;
                                        Dividends and
                                        Distribution; Taxes

  7.         Purchase of Securities     How to Invest in the
             Being Offered              Portfolio(s); Exchanges;
                                        Net Asset Value

  8.         Redemption or              How to Redeem an
             Repurchase                 Investment (Withdrawals)

  9.         Legal Proceedings          Not Applicable


               Part B: Information Required In
               Statement of Additional Information

 10.         Cover Page                 Outside Front Cover Page
                                        of Statement of
                                        Additional Information

 11.         Table of Contents          Table of Contents

 12.         General Information and    Not Applicable
             History

 13.         Investment Objectives      Investment Policies;
             and Policies               Investment Restrictions

 14.         Management of the          Management of the Fund
             Registrant

 15.         Control Persons and        Principal Holders of
             Principal                  Securities
             Holders of Securities

 16.         Investment Advisory and    Management of the Fund
             Other Services

 17.         Brokerage Allocation       Investment Policies

 18.         Capital Stock and Other    Not Applicable
             Securities

 19.         Purchase, Redemption       Not Applicable
             and Pricing of
             Securities
             Being Offered

 20.         Tax Status                 Dividends, Distributions,
                                        and Taxes

 21.         Underwriters               Management of the Fund

 22.         Calculations of            Performance Information;
             Performance Data           Calculation of Return
                                        Quotations

 23.         Financial Statements       Financial Statements


                  Part C: Other Information

 24.         Financial Statements       Financial Statements and
             and Exhibits               Exhibits

 25.         Persons Controlled by      Persons Controlled by or
             or Under                   Under Common Control
             Common Control

 26.         Number of Holders of       Numbers of Holders of
             Securities                 Securities

 27.         Indemnification            Indemnification

 28.         Business and Other         Business and Other
             Connections                Connections of Investment
             of Investment Adviser      Adviser

 29.         Principal Underwriters     Principal Underwriters

 30.         Location of Accounts       Location of Accounts and
             and Records                Records

 31.         Management Services        Management Services

 32.         Undertakings               Undertakings

 33.         Signatures                 Signatures

                   Fund for Tax-Free Investors, Inc.
                         4922 Fairmont Avenue
                       Bethesda, Maryland  20814
                    (800) 343-3355  (301) 657-1500

               Rushmore Tax-Free Money Market Portfolio

Fund for Tax-Free Investors, Inc. (the "Fund") is a no-load, open-end, management company consisting of three separate portfolios, Tax-Free Money Market Portfolio, Rushmore Maryland Tax-Free Portfolio and
Rushmore Virginia Tax-Free Portfolio.

This Prospectus is a concise presentation of information about the Tax-Free Money Market Portfolio (the "Portfolio").

Investors should read this Prospectus and retain it for future reference. It is designed to set forth concisely the information an investor should know before investing in the Portfolio. A Statement of Additional Information ("SAI") dated May 1, 1998 containing additional information about the Portfolio has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of the SAI may be obtained, without charge, by writing or telephoning the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. Government agency.

The securities of the Portfolio are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The date of this Prospectus is May 1, 1998.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               FEE TABLE

The following table illustrates all expenses and fees that a shareholder of the Fund will incur:

   Shareholder Transaction Expenses
      Maximum Sales Load Imposed on Purchases                   None
      Maximum Sales Load Imposed on Reinvested Dividends        None
      Deferred Sales Load                                       None
      Redemption Fees                                           None
      Exchange Fee                                              None
      Monthly Account Fee (applies to regular
         accounts under $500)*                                  $5.00

   Annual Fund Operating Expenses (as a percentage of average net assets)
      Management Fees                                           0.50%
      12b-1 Fees                                                None
      Other Expenses                                            0.25%
                                                                -----
         Total Fund Operating Expenses                          0.75%
                                                                =====
     * A charge of $5 per month may be imposed on any account whose average daily balance for the month falls below $500. See "Transaction Charges."

Example
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

             1 Year     3 Years     5 Years     10 Years


              $8         $25         $43          $95

The same level of expenses would be incurred if the investment were held throughout the period indicated.

The preceding table of fees and expenses is provided to assist investors in understanding the various costs and expenses that an investor in the Portfolio will incur directly or indirectly. The 5% assumed annual return is for comparison purposes only. The actual annual return may be more or less depending on market conditions, and the actual expenses an investor incurs in future periods may be more or less than those shown above and will depend on the amount invested and on the actual growth rate of the Portfolio. The example should not be considered a representation of past or future expenses. For more complete information about the various costs and expenses, see "Management of the Fund" in the Prospectus and SAI.


                              FINANCIAL HIGHLIGHTS
                    Rushmore Tax-Free Money Market Portfolio
                                     Audited

                                                                   For The Year Ended December 31,

                                 1997       1996      1995      1994       1993      1992       1991      1990     1989     1988
Per Share Operating
Performance:
  Net Asset Value -
  Beginning of Year            $  1.00    $  1.00    $  1.00   $  1.00   $  1.00   $  1.00    $  1.00   $  1.00  $  1.00  $  1.00
                               -------    -------    -------   -------   -------   -------    -------   -------   ------  -------
  Income from Investment
  Operations:
    Net Investment Income        0.029      0.027      0.030     0.020     0.016     0.023      0.040     0.052    0.056    0.046
                               -------    -------    -------   -------   -------   -------    -------   -------   ------  -------
      Total from Investment
      Operations                 0.029      0.027      0.030     0.020     0.016     0.023      0.040     0.052    0.056    0.046
                               -------    -------    -------   -------   -------   -------    -------   -------   ------  -------
  Distributions to
  Shareholders:
    From Net Investment
    Income                      (0.029)    (0.027)    (0.030)   (0.020)   (0.016)   (0.023)    (0.040)   (0.052)  (0.056)  (0.046)

      Total Distributions to
      Shareholders              (0.029)    (0.027)    (0.030)   (0.020)   (0.016)   (0.023)    (0.040)   (0.052)  (0.056)  (0.046)
                               -------    -------    -------   -------   -------   -------    -------   -------   ------  -------
  Net Increase in Net Asset
  Value                              -          -          -         -         -         -          -         -        -        -
                               -------    -------    -------   -------   -------   -------    -------   -------   ------  -------
  Net Asset Value - End of
  Year                         $  1.00    $  1.00    $  1.00   $  1.00   $  1.00   $  1.00    $  1.00   $  1.00  $  1.00  $  1.00
                               ========   =======    =======   =======   =======   =======    =======   =======  =======  =======
Total Investment Return           2.93%      2.69%      3.09%     2.02%     1.66%     2.25%      4.01%     5.31%    5.76%    4.61%

Ratios to Average Net Assets:
  Expenses                        0.75%      0.75%      0.75%     0.75%     0.78%     0.80%      0.77%     0.79%    0.79%    0.80%
  Net Investment Income           2.89%      2.67%      3.04%     1.99%     1.65%     2.25%      4.01%     5.19%    5.62%    4.56%

Supplementary Data:
  Net Assets at
  End of Year (000s
  omitted)                     $19,177    $18,890    $20,772   $25,586   $23,283   $25,935    $29,707   $43,684  $42,840  $48,715

  Number of Shares
  Outstanding at
  End of Year (000s
  omitted)                      19,177     18,890     20,792    25,604    23,312      25,964   29,736    43,716   42,871   48,747

The auditors' report is incorporated by reference in the registration statement.  The auditors' report and further information about the performance of the Portfolio are contained in the annual report to shareholders which may be obtained without charge by calling or writing the Fund.




                         INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to provide investors with maximum current income available from investments made primarily in securities exempt from federal income tax, to the extent such investment is consistent with safety of principal. The Portfolio will pursue this objective through investment in a portfolio consisting primarily of high quality, tax-exempt municipal securities selected on the basis of liquidity and safety of principal.

As a fundamental policy, the Portfolio will invest at least 80% of the value of its net assets in securities, the interest on which is exempt from federal income taxes, including the individual alternative minimum tax. This policy may not be changed without prior approval of a majority of the Portfolio's outstanding voting shares.

                   INVESTMENT POLICIES AND PRACTICES

The Portfolio seeks to achieve its investment objective by investing at least 80% of its total assets, under normal conditions, in short-term, municipal obligations which, at the time of purchase, are rated within the top two grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). The Portfolio may also purchase, without limitation, unrated municipal securities if, in the opinion of the Adviser, they are of an investment quality comparable to that of rated securities eligible for purchase by the Portfolio.

The Portfolio may not borrow money, except that as a temporary measure, the Portfolio may borrow money to facilitate redemptions. Such a borrowing may be in an amount not to exceed 30% of the Portfolio's total assets, taken at current value, before such borrowing. The Portfolio may not purchase a portfolio security if a borrowing by the Portfolio is outstanding.

The Portfolio will not invest in securities having a remaining maturity greater than 397 days at the time of purchase, nor will the dollar-weighted average maturity of its portfolio exceed 90 days. The Portfolio will value its investment securities at amortized cost and seek to maintain, although it cannot assure, a constant net asset value of $1.00 per share.

Although it is the intention of the Portfolio to invest all of its assets in municipal securities, market conditions may arise from time to time that limit the availability of such obligations. During such periods, the Portfolio may invest up to 20% of its assets in short-term, taxable obligations of the United States government, its agencies and instrumentalities, or repurchase agreements secured by such securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to sell it to the seller at an agreed upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed upon market rate which is effective for the period of time the buyer's money is invested.

The Portfolio will invest in taxable securities only as a temporary measure, either because of their liquidity or because of the unavailability of short-term, tax-exempt securities meeting the quality characteristics specified above. Income from such securities may be taxable for federal and/or state income tax purposes.

MUNICIPAL SECURITIES

Municipal securities are debt obligations of states, cities, municipalities and other public authorities and are principally classified as notes and bonds. The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the creditworthiness of a particular issuer, the size of a specific issue, the maturity date of the issue, and its rating by the various rating services. The market value of outstanding municipal securities will also vary with the changes in interest rates and with rating changes of the securities.

 Municipal  Bonds

 Municipal bonds generally have maturities of more than one year when issued and are issued to obtain funds for various public purposes. Municipal bonds may be categorized as "general obligation" or "revenue" bonds.

 General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development and pollution control bonds are municipal bonds which are issued by or on behalf of public authorities to provide funding for the construction, equipment, repair or improvement of various privately-operated facilities. Industrial development and pollution control bonds are, in most cases, revenue bonds and do not generally carry the pledge of credit of the issuing municipality or public authority. The Portfolio may invest in either general obligation or revenue bonds.

 Municipal  Notes

 Municipal notes generally are used to provide for short-term capital needs and ordinarily have maturities of one year or less. The
 Portfolio intends to invest in various types of municipal notes, including tax anticipation notes, revenue anticipation notes, construction loan notes, and tax-exempt commercial paper.

 "When-Issued"  Securities

 New issues of municipal securities are often sold on a "when-issued" basis; that is, payment and delivery of the securities normally occur 15 to 45 days after the date of the commitment to purchase.
 At the time of the purchase commitment, both the interest and principal amount are fixed. During the period between the purchase commitment and actual delivery, no interest accrues to the purchaser and the market value of the security may fluctuate. The Portfolio intends to enter into purchase orders for "when-issued" securities with the intention of actually taking delivery of such securities, but it may sell "when-issued" securities prior to delivery if it is deemed advisable as a matter of investment strategy. The Portfolio will maintain short-term assets in a separate account with the Fund's custodian bank in an amount equal in value to the amount of the purchase commitment for "when-issued" securities. The Portfolio does not intend to invest more than 25% of its net assets in "when-issued" securities.

 Variable  Rate  Securities

 The Portfolio may purchase certain tax-exempt municipal obligations which have a variable rate of interest. Such obligations bear interest at rates which vary with changes in specific market rates or indices, such as the bank prime rate. These securities will be permitted for inclusion in the Money Market Portfolio even though they may have a maturity which is greater than one year. The Portfolio intends to invest in long-term variable rate securities in order to take advantage of the higher yield that is usually paid on long-term securities. Investment in these securities will be made only if a secondary market for them exists or if the Portfolio may redeem them on demand within seven days.

 The Adviser will periodically analyze the credit-worthiness of any unrated variable rate securities to ensure that such obligations meet the quality standards of the Portfolio. Because variable rate securities may have a maturity greater than one year, the Portfolio will use as the basis of calculation for computing its dollar-weighted average maturity the longer of (a) the notice period required for demand of redemption by the holder or (b) the period remaining until the next interest rate adjustment.

                    RISK CONSIDERATIONS

QUALITY

At least 80% of its investment portfolio will consist of high quality notes rated A-l by S&P, or MIG 1, MIG 2, or P-l by Moody's, and of tax-exempt municipal bonds holding one of the two highest ratings assigned by Moody's (Aaa or Aa) or by S&P (AAA or AA) or, if unrated, are believed by the Board of Directors to be of a quality comparable to that of rated obligations eligible for purchase by the Portfolio.

MARKET RISK

Market risk is the risk of price fluctuations of a security and is generally a function of the underlying credit rating of an issuer, the maturity length of a security, a security's yield, and general economic and interest rate conditions. Because, however, the Portfolio will not invest in securities having a remaining maturity greater than 397 days at the time of purchase, nor will the dollar-weighted average maturity of its portfolio exceed 90 days, market risk is minimized in the Portfolio.

CREDIT RISK

Credit risk is a function of the ability of the issuer to make timely interest payments and to pay the principal at maturity.

The Portfolio is not required to sell a security which, once purchased, ceases to be rated or has its rating reduced below the minimum required for purchase by the Portfolio. However, the Adviser will consider such event in determining whether the Portfolio should continue to hold the security.

OTHER CONSIDERATIONS

The ability of the Portfolio to achieve its investment objective is dependent on a number of factors. These factors include the ability of the Adviser to choose suitable tax-exempt securities at a market rate of return.

Except as stated above, the foregoing investment objective and policies are not fundamental policies of the Portfolio and may be changed by the Board of Directors of the Fund without shareholder approval.

              HOW TO INVEST IN THE PORTFOLIO

FACTS TO KNOW BEFORE YOU INVEST
   The minimum initial investment is $2,500.
   There is no minimum amount for subsequent investments.
   Shares of the Portfolio are offered for sale continuously by the Fund. There is no sales charge.
   The Fund reserves the right to reject any purchase order.
   All accounts will be held in book entry form.  No certificates for shares will be issued.
   Orders received prior to 12 Noon, Eastern time, will be invested in shares of the Portfolio at the next determined net asset value.
   The Government securities market, in which the Portfolio buys and sells its securities, usually requires immediate settlement in Federal funds for all security transactions. Payments received by bank wire can be converted immediately into Federal funds and will begin earning dividends the same day. Payment for the purchase of Portfolio shares not received in the form of Federal funds (i.e., by check) will begin earning dividends the following day.

PURCHASING SHARES

  By Mail

  Complete an application and make a check payable to "Fund for Tax-Free Investors, Inc." Send your completed and signed application and check drawn on a U.S. bank to:

   Fund for Tax-Free Investors, Inc.
   4922 Fairmont Avenue
   Bethesda, Maryland  208l4

  By Bank Wire

  Speak to the branch manager of your bank. Request a transfer of Federal funds to Rushmore Trust and Savings, FSB, instructing the bank to wire transfer the money before 12 Noon, Eastern time to:

   Rushmore Trust and Savings, FSB
   Bethesda, Maryland
   Routing No. 0550-71084
   For Account of
      Fund for Tax-Free Investors, Inc.
         Account No. 029385770

  After instructing your bank to transfer Federal funds, you must telephone the Fund at (800) 622-1386 or (301) 657-1510 between 8:30
  A.M. and 12 Noon Eastern time and tell us the amount you transferred and the name of the bank sending the transfer. Your bank may charge a fee for such services. Remember that it is important to complete the wire transfer before 12 Noon Eastern time.

  Through Brokers

  Investors may invest in the Portfolio by purchasing shares through registered broker-dealers. Such broker-dealers who process orders may charge a fee for such service.

                    HOW TO REDEEM AN INVESTMENT
                           (WITHDRAWALS)

FACTS TO KNOW BEFORE YOU REDEEM

  An investor may withdraw all or any portion of his investment by redeeming shares by writing or telephoning the Fund at (800) 622-1386 or (301) 657-1510 on any day that the Fund is open for business. The shares will be redeemed at the next determined net asset value per share after receipt of the order.

  The proceeds of redemptions will be sent directly to the investor's address of record. If the investor requests payment of redemptions to a third party or to a location other than his address of record listed on the account application, the request must be in writing and the investor's signature must be guaranteed by an eligible institution. Eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants. There are no fees charged for redemptions.

  Normally, the Fund will make payment for all shares redeemed within one business day. However, withdrawal requests upon investments that have been made by check may be delayed up to ten calendar days following such investment or until the check clears, whichever occurs first. This delay is necessary to assure the Fund that investments made by check are good funds. The proceeds of the redemption will be forwarded promptly upon confirmation of receipt of good funds.

  The right of redemption may be suspended, or the date of payment postponed during the following periods: (a) periods during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend or holiday closings); (b) periods when trading on the NYSE is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments for determination of net asset value is not reasonably practicable; or
  (c) for such other periods as the Commission, by order, may permit for protection of the Fund's investors.

  After receipt of redemption instructions, shareholders may receive monies by bank wire, check, or ACH. When the amount to be redeemed is at least $5,000, the Fund, upon telephone or written instructions, will wire transfer the amount to the investor's commercial bank or brokerage account specified in the account application. For amounts less than $5,000, investors may have redemption proceeds deposited directly into an account specified on the account application or request that a redemption check be delivered by mail to the address of record.

REDEEMING SHARES

  By Telephone

  The privilege to initiate redemption transactions by telephone will be made available to Fund shareholders automatically. Telephone orders for redemptions must be received by 12 Noon Eastern time to be effective that day. Telephone redemptions will only be sent to the address of record or to bank accounts specified in the account applications. When acting on instructions believed to be genuine, the Fund will not be liable for any loss resulting from a fraudulent telephone redemption request and the investor would bear the risk of any such loss. The Fund will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine; and if the Fund does not employ such procedures, then the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund follows specific procedures for transactions initiated by telephone, including among others requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation not later than five business days after such transactions, and/or tape recording of telephone transactions. Telephone redemption privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund.

  By Mail or Fax

     Mail your instructions for            Fax your instructions
     redemption to:                        for redemption to:
     Rushmore Trust and Savings, FSB       (301) 657-1520
     4922 Fairmont Avenue                  Attn:  Shareholder Services
     Bethesda, MD  20814
     Attn:  Shareholder Services

     Include the following information:
     - the name of the Portfolio and account number you are redeeming from;
     - your name(s) and address as it appears on your account;
     - the dollar amount or number of shares you wish to redeem;
     - your signature(s) as it appears on your account; and
     - a daytime telephone number.

                          SHAREHOLDER ACCOUNTS

ACCOUNT STATEMENTS

The Portfolio maintains an account for each investor in full and fractional shares. Statements of account will be sent monthly showing the beginning balance, detail of all transactions for the month and the ending balance. Confirmations of individual transactions in the Money Market Portfolio will not be sent.

TRANSACTION CHARGES

In addition to charges described elsewhere in this Prospectus, the Fund may impose a charge of $5 per month for any Portfolio account whose average daily balance is below $500. The fee will continue to be imposed during months when the account balance remains below $500. This fee will be paid to Rushmore Trust and Savings, FSB. The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Act. Because of the expense of handling small accounts, the Fund reserves the right to involuntarily redeem an investor's account which falls below $500 in total value in all Tax-Free Portfolios of the Fund due to redemptions or exchanges after providing 60 days written notice. The Fund may also assess a charge of $10 for items returned for insufficient or uncollectible funds.

                        EXCHANGE PRIVILEGES

The Portfolio's shares may be exchanged, without cost, for shares of any other Tax-Free Portfolio or for shares of Fund for Government Investors, The Rushmore Fund, Inc., American Gas Index Fund, Inc., or Cappiello-Rushmore Trust, on the basis of the respective net asset values of the shares involved, provided such exchange is permitted under the applicable laws of the state of the investor's residence. Shareholders contemplating such an exchange should obtain and review the prospectuses of those funds. Exchanges may be made by telephone or letter. Written requests should be sent to Fund for Tax-Free Investors, Inc., 4922 Fairmont Avenue, Bethesda, Maryland 20814 and be signed by the record owner or owners. Telephone exchange requests may be made by telephoning the Fund at (800) 622-1386 or (301) 657-1510. To implement an exchange, shareholders should provide the following information: account registration including address and number, taxpayer identification number, number, percentage or dollar value of shares to be redeemed, name and account number of the portfolio to which the investment is to be transferred. Exchanges may be made only if they are between identically registered accounts. Telephone exchange privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund.


           ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

PERFORMANCE  DATA

From time to time the Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

For the seven-day period ended December 31, 1997, the Portfolio's annualized yield was 3.22%. The annual effective yield was 3.32%.

NET ASSET VALUE

The Fund's net asset value per share will be determined as of 12 Noon, Eastern time, on days when the New York Stock Exchange and the custodian bank are open for business. The net asset value per share is calculated by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. To the extent market quotations are not readily available, the Board of Directors will value the Portfolio's portfolio securities in good faith.

In determining fair market value, the Portfolio may take into consideration prices supplied by a pricing service, provided the use of the pricing service has been approved by the Board of Directors. Valuations provided by pricing services are generally determined without exclusive regard to quoted prices. Generally, pricing services consider in their valuation the market activity of similar groups of securities, their yields, quality ratings, maturities, and other characteristics.

The Directors will continuously review this method of valuation and recommend changes which may be necessary to assure that the Fund's portfolio instruments are valued at fair value.

The Portfolio intends to value its portfolio securities at their amortized cost value pursuant to Rule 2a-7 under the Investment
Company Act of 1940. The Money Market Portfolio will seek to maintain, but cannot assure, a constant net asset value of $1.00 per share.

DIVIDENDS

The Portfolio distributes all of its net income on a daily basis. Net income consists of all interest income accrued and discount earned, less estimated expenses of the Portfolio. Capital gains, if any, will be distributed on an annual basis.

Dividends are declared each day that the Portfolio is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment, either in additional shares or in cash, is made on a monthly basis at the net asset value on the payable date. Investors wishing to change the method of receiving dividends must notify the Portfolio in writing at least one week before payment is to be made.

TAXES

The Portfolio has qualified (and intends to continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code. Because of this qualification the Portfolio will not be liable for federal income taxes to the extent its earnings are distributed. Additionally, the Portfolio qualifies to pay "exempt-interest dividends" within the meaning of the Internal Revenue Code. The qualification will continue if the Portfolio meets certain requirements. One requirement is that at least 50% of the value of the Portfolio's total assets at the close of each quarter of its taxable year consist of obligations, on which the interest is exempt from federal income tax.

Dividends derived from interest on municipal obligations, which constitute exempt-interest dividends, will not be subject to federal income tax, except to the extent such interest is subject to the alternative minimum tax. Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Portfolio are to be treated as interest on "private activity bonds" in proportion to the interest the Portfolio receives from private activity bonds, reduced by allowable deductions. Regarding dividends derived from taxable money market securities, the amount received, subject to repurchase agreements and distributions of the Portfolio's net short-term capital gains, if any, will be taxed as ordinary income whether they are invested in additional shares of the Portfolio or received in cash. The Portfolio anticipates that any such amounts would be insubstantial in relation to the tax-exempt interest generated by the Portfolio.

The exemption of interest income for federal income tax purposes may not produce similar exemptions under the tax laws of state or local taxing authorities. In general, only interest earned on obligations issued by the state or locality in which the investor resides will be exempt from state and local taxes. Shareholders should consult their tax advisers concerning the tax status of the dividends from the Portfolio in their own states and localities.

Statements as to the federal tax status of shareholders' dividends and distributions will be mailed by February 15 of each year. The
Portfolio will also report to its shareholders annually the percentage and source, on a state-by-state basis, of interest income received by the Portfolio on municipal obligations.

Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.

            MANAGEMENT AND ORGANIZATION OF THE FUND

OFFICERS AND DIRECTORS

The Fund has a Board of Directors which is responsible for the general supervision of the Fund's business. The day-to-day operations of the Fund are the responsibility of the Fund's officers. A complete list of the Fund's directors and officers is contained in the SAI.

INVESTMENT ADVISER AND ADMINISTRATIVE SERVICING AGENT

The Portfolio is provided investment advisory and management services by Money Management Associates (the "Adviser"), 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418. The Adviser is a limited partnership which was formed under the laws of the District of Columbia on August 15, 1974. Its primary business since inception has been to serve as the Adviser to Fund for Government Investors, The Rushmore Fund, Inc., Fund for Tax-Free Investors, Inc. and American Gas Index Fund, Inc. Daniel L. O'Connor, is the sole general partner of the Adviser, and as such, exercises control of the Adviser.

Under an Agreement with the Adviser, the Portfolio pays the Adviser a fee at an annual rate based on 0.50% of the net assets of the Money Market Portfolio, 0.625% of the net assets of the Rushmore Virginia Tax-Free Portfolio and 0.625% of the net assets of the Rushmore Maryland Tax-Free Portfolio. The Rushmore Tax-Free Money Market Portfolio's total operating expenses were 0.75% for the 1997 fiscal year.

Effective September 1, 1993, the Board of Directors approved an arrangement whereby Rushmore Trust and Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, provides the Portfolio with custodial, transfer agency, dividend-disbursing, and other shareholder services. The Portfolio pays an annual fee of 0.25% (25/100 of 1%) of average daily net assets for the Money Market Portfolio and 0.30% (30/100 of 1%) of average daily net assets for the Rushmore Maryland Tax-Free and Rushmore Virginia Tax-Free Portfolios for these services.

ORGANIZATION AND DESCRIPTION OF COMMON STOCK

The Fund was incorporated in Maryland on April 8, 1983, and has a present authorized capital of 200,000,000 shares of $.001 par value common stock, which may be issued in three separate classes: the Money Market Portfolio, the Rushmore Maryland Tax-Free Portfolio and the Rushmore Virginia Tax-Free Portfolio.

All shares of the Fund are freely transferable. The shares do not have preemptive rights, and none of the shares has any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that in a matter affecting only a single Portfolio (such as the proposed sale of all the assets of one Portfolio), only shares of that Portfolio may be entitled to vote on the matter. Because the shares have non-cumulative voting rights, the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so. In such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Board of Directors of the Fund has the authority to classify or reclassify any unissued shares by fixing the number of shares in each of the Portfolios.

Shareholders having inquiries about the Fund's organization or operation should contact the Fund in writing at 4922 Fairmont Avenue, Bethesda, Maryland 20814 or by telephone at (301) 657-1500.

CONTENTS


                                     Page                              [LOGO]

Fee Table
                                                  FUND FOR TAX-FREE INVESTORS
Financial Highlights
                                              Tax-Free Money Market Portfolio
Investment Objective
                                                                   Prospectus
Investment Policies and Practices

Risk Considerations

How to Invest in the Fund
  Facts to Know Before You Invest
  Purchasing Shares
                                                                   May 1, 1998
How to Redeem an Investment (Withdrawals)
  Facts to Know Before You Redeem
  Redeeming Shares

Shareholder Accounts
  Account Statements
  Transaction Charges

Exchange Privileges

Additional Information About the Fund
  Performance Data
  Net Asset Value
  Dividends
  Taxes

Management and Organization of the Fund
  Officers and Directors
  Investment Adviser and Administrative
    Servicing Agent
  Organization and Description of
    Common Stock

                   Fund for Tax-Free Investors, Inc.
                         4922 Fairmont Avenue
                       Bethesda, Maryland  20814
                    (800) 343-3355  (301) 657-1500

                 Rushmore Maryland Tax-Free Portfolio
                                  and
                 Rushmore Virginia Tax-Free Portfolio

Fund for Tax-Free Investors, Inc. (the "Fund") is a no-load, open-end management company consisting of three separate portfolios, Rushmore Tax-Free Money Market Portfolio, Rushmore Maryland Tax-Free Portfolio and Rushmore Virginia Tax-Free Portfolio.

This Prospectus is a concise presentation of information about the Rushmore Maryland Tax-Free Portfolio ("Maryland Portfolio") and the Rushmore Virginia Tax-Free Portfolio ("Virginia Portfolio"), each a non-diversified series of the Fund.

Investors should read this Prospectus and retain it for future reference. It is designed to set forth concisely the information an investor should know before investing in the Portfolios. A Statement of Additional Information ("SAI") dated May 1, 1998 containing additional information about the Portfolios has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of the SAI may be obtained, without charge, by writing or telephoning the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. Government agency.


The date of this Prospectus is May 1, 1998.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           FEE TABLE

The following table illustrates all expenses and fees that a shareholder of each Portfolio will incur:

                                                       Maryland     Virginia
                                                       Portfolio    Portfolio

 Shareholder Transaction Expenses
   Maximum Sales Load Imposed on Purchases                None         None
   Maximum Sales Load Imposed on Reinvested Dividends     None         None
   Deferred Sales Load                                    None         None
   Redemption Fees                                        None         None
   Exchange Fee                                           None         None
   Monthly Account Fee (applies to regular
   accounts under $500)*                                  $5.00        $5.00

 Annual Fund Operating Expenses (as a
 percentage of average net assets)
   Management Fees                                        0.625%       0.625%
   12b-1 Fees                                             None         None
   Other Expenses                                         0.30%        0.30%
                                                          -----        ------
      Total Fund Operating Expenses                       0.925%       0.925%
                                                          ======       ======

     * A charge of $5 per month may be imposed on any account whose average daily balance for the month falls below $500. See
       "Transaction Charges."

Example

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:
                         1 Year   3 Years    5 Years   10 Years
 Maryland Portfolio       $10      $30        $53        $117
 Virginia Portfolio       $10      $30        $53        $117


The same level of expenses would be incurred if the investment were held throughout the period indicated. The preceding table is provided to assist the investor in understanding the various costs and expenses that the investor will incur directly or indirectly. The five percent assumed annual return is for comparison purposes only. The actual return may be more or less depending on market conditions. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For more complete information about the various costs and expenses, see "Management of the Fund" in the Prospectus and SAI.

Money Management Associates, the Fund's investment adviser, has agreed to reimburse the Maryland and Virginia Portfolios (the "Portfolios") for expenses (including the investment advisory fee, and excluding interest and extraordinary legal expenses) which exceed one percent of the average daily net assets per annum. No reimbursement was required for the fiscal year ended December 31, 1997.


                              FINANCIAL HIGHLIGHTS
                      Rushmore Virginia Tax-Free Portfolio
                                     Audited
                                                           For The Year Ended December 31,

                                   1997      1996      1995      1994     1993      1992      1991      1990      1989     1988
Per Share Operating Performance:
 Net Asset Value -
 Beginning of Year              $ 11.09   $ 11.31   $ 10.36   $ 11.51   $ 10.84   $ 10.63   $ 10.17   $ 10.31   $ 10.12   $  9.99
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment Operations:
 Net Investment Income            0.525     0.534     0.564     0.578     0.582     0.610     0.615     0.578     0.595     0.601
 Net Realized and Unrealized
  Gain (Loss) on Securities       0.387    (0.221)    0.953    (1.150)    0.670     0.210     0.460    (0.140)    0.190     0.130
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from Investment Operations  0.912     0.313     1.517    (0.572)    1.252     0.820     1.075     0.438     0.785     0.731
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 Distributions to Shareholders:
  From Net Investment Income     (0.525)   (0.533)   (0.564)   (0.578)   (0.582)   (0.610)   (0.615)   (0.578)   (0.595)   (0.601)
  From Net Realized Gain         (0.017)        -         -         -         -         -         -         -         -         -
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total Distributions
to Shareholders                  (0.542)   (0.533)   (0.564)   (0.578)   (0.582)   (0.610)   (0.615)   (0.578)   (0.595)   (0.601)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 Net Increase (Decrease) in
  Net Asset Value                  0.37     (0.22)     0.95     (1.15)     0.67      0.21      0.46     (0.14)     0.19      0.13
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 Net Asset Value - End of Year  $ 11.46   $ 11.09   $ 11.31   $ 10.36   $ 11.51   $ 10.84   $ 10.63   $ 10.17   $ 10.31   $ 10.12
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

Total Investment Return            8.45%     2.91%    14.92%    (5.02%)   11.80%     7.98%    10.85%     4.42%     7.95%     7.56%

Ratios to Average Net Assets:
 Expenses                          0.93%     0.93%     0.77%     0.55%     0.50%     0.50%     0.61%     0.93%     0.94%     0.93%
 Expenses Before Reimbursement
  from Investment Adviser          0.93%     0.93%     0.93%     0.93%     0.93%     0.93%     0.93%     0.93%     0.94%     0.93%
 Net Investment Income             4.70%     4.84%     5.17%     5.35%     5.15%     5.71%     5.91%     5.70%     5.82%     5.92%

Supplementary Data:
 Portfolio Turnover Rate             27%       46%       55%       33%       43%       50%       74%      202%      150%       78%
 Net Assets at End of Year
     (000s omitted)             $32,907   $32,355   $33,468   $27,929   $34,371   $25,513   $16,753   $ 7,333   $ 6,877   $ 7,772
 Number of Shares Outstanding
  at  End of Year
  (000s omitted)                  2,872     2,917     2,958     2,697     2,985     2,354     1,576       721       667       768

The auditors' report is incorporated by reference in the registration statement.  The auditors' report and further information about the performance of the Portfolio are contained in the annual report to shareholders which may be obtained without charge by calling or writing the Fund.




                              FINANCIAL HIGHLIGHTS
                      Rushmore Maryland Tax-Free Portfolio
                                     Audited
                                                                 For The Year Ended December 31,

                                  1997      1996      1995      1994     1993      1992      1991      1990      1989     1988
Per Share Operating Performance:
 Net Asset Value -
 Beginning of Year              $ 10.79   $ 10.98   $ 10.11   $ 11.27   $ 10.60   $ 10.39   $  9.99   $ 10.33   $ 10.34   $ 10.09
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 Income from Investment
 Operations:

   Net Investment Income          0.514     0.528     0.550     0.565     0.568     0.594     0.594     0.620     0.679     0.702
   Net Realized and Unrealized
    Gain (Loss) on Securities     0.311    (0.190)     0.87    (1.157)    0.670     0.210     0.400    (0.340)    0.010     0.250
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from Investment Operations  0.825     0.338     1.421    (0.592)    1.238     0.804     0.994     0.280     0.669     0.952
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Distributions to Shareholders:
 From Net Investment Income      (0.515)   (0.528)   (0.551)   (0.565)   (0.568)   (0.594)   (0.594)   (0.620)   (0.679)   (0.702)
 From Net Realized Gain               -         -         -    (0.003)        -         -         -         -         -         -
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total Distributions to
 Shareholders                    (0.515)   (0.528)   (0.551)   (0.568)   (0.568)   (0.594)   (0.594)   (0.620)   (0.679)   (0.702)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 Net Increase (Decrease) in
  Net Asset Value                  0.31     (0.19)     0.87     (1.16)     0.67      0.21      0.40     (0.34)    (0.01)     0.25
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 Net Asset Value - End of Year  $ 11.10   $ 10.79   $ 10.98   $ 10.11   $ 11.27   $ 10.60   $ 10.39   $  9.99   $ 10.33   $ 10.34
                                ========  =======   =======   =======   =======   =======   =======   =======   =======   =======
Total Investment Return            7.85%     3.21%    14.35%    (5.24%)   11.91%     8.00%    10.24%     2.89%     6.68%     9.67%

Ratios to Average Net Assets:
 Expenses                          0.93%     0.93%     0.77%     0.55%     0.50%     0.50%     0.62%     0.93%     0.92%     0.93%
 Expenses Before Reimbursement
  from Investment Adviser          0.93%     0.93%     0.93%     0.93%     0.93%     0.93%     0.93%     0.93%     0.92%     0.93%
 Net Investment Income             4.73%     4.92%     5.16%     5.36%     5.13%     5.67%     5.85%     6.19%     6.56%     6.81%

Supplementary Data:
 Portfolio Turnover Rate             22%       31%       37%       38%       30%       21%       61%      244%      173%      102%
 Net Assets at End of Year
  (000s omitted)                $45,344   $44,410   $49,725   $44,385   $58,094   $43,921   $23,835   $ 9,750   $11,249   $ 9,337
 Number of Shares Outstanding at
  End of Year (000s omitted)      4,086     4,116     4,527     4,391     5,157     4,145     2,294       976     1,089       903

The auditors' report is incorporated by reference in the registration statement.  The auditors' report and further information about the performance of the Portfolio are contained in the annual report to shareholders which may be obtained without charge by calling or writing the Fund.



                        TOTAL RETURN COMPARISON
               Maryland and Virginia Tax-Free Portfolios


           Lehman Brothers Muni      Virginia Tax-Free    Maryland Tax-Free
              Bond Index               Portfolio             Portfolio

   12/31/87     $10,000                $10,000                 $10,000
   12/31/88     $11,016                $10,756                 $10,967
   12/31/89     $12,205                $11,612                 $11,700
   12/31/90     $13,095                $12,125                 $12,038
   12/31/91     $14,685                $13,440                 $13,269
   12/31/92     $15,979                $14,513                 $14,330
   12/31/93     $17,943                $16,225                 $16,038
   12/31/94     $17,015                $15,410                 $15,182
   12/31/95     $19,984                $17,710                 $17,360
   12/31/96     $20,869                $18,225                 $17,917
   12/31/97     $22,787                $19,765                 $19,323


Past performance is not predictive of future performance. The Lehman Brothers Municipal Bond Index is an unmanaged index and, unlike the Portfolios, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.

                      Average Annual Total Return
                             Period Ending
                           December 31, 1997

                                    One      Five      Ten
                                    Year     Years     Years

     Rushmore Virginia Tax-Free     8.45%    6.37%     7.05%
     Rushmore Maryland Tax-Free     7.85%    6.16%     6.81%

          ABOUT THE MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

MARYLAND TAX-FREE PORTFOLIO

The investment objective for the Portfolio is to maximize income for investors that is exempt from federal and Maryland state income taxes. As a matter of fundamental policy, the Portfolio will invest at least 80% of the value of its net assets in securities, the interest on which is exempt from federal income taxes, including the individual alternative minimum tax, and from personal income taxes of the State of Maryland. The investment objective cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that the objective will be achieved.

While such concentration in securities issued by the State of Maryland and its political subdivisions involves greater risk than a portfolio more broadly invested across many states and municipalities, the Portfolio's investment restrictions should be viewed in light of the economic condition of such entities. Some risk factors affecting Maryland are discussed below.

 Maryland has a well-diversified economy with wealth and income levels above the national average. Economic diversity is a key factor when assessing credit worthiness in that it reduces reliance on any one type of industry or economic activity. Principal employment sectors in Maryland are services, wholesale and retail trade, government and manufacturing.

 General obligations of the State of Maryland carry the highest rating of AAA by the three major rating services: Standard and Poor's, Moody's and Fitch as of the writing of this Prospectus. All but three of Maryland's twenty-four counties carry general obligation debt ratings of A or higher by at least one of the three major rating agencies with Montgomery County, Baltimore County, and Howard County carrying an AAA rating by at least one of the rating agencies.

 The State of Maryland has paid the principal and interest on its general obligation bonds when due for over one hundred twenty years. The state has the authority to make short-term borrowings in anticipation of tax or other receipts, but has not done so for its own needs for over one hundred years.

The factors mentioned above indicate that Maryland and its larger political subdivisions are in satisfactory economic condition. There can, of course, be no assurances made that particular bond issues will not be adversely affected by changes in national, state, or local economic or political conditions.

VIRGINIA TAX-FREE PORTFOLIO

The investment objective for the Rushmore Virginia Tax-Free Portfolio is to maximize income for investors that is exempt from federal and Virginia state income taxes. The Portfolio will, as a matter of fundamental policy, invest at least 80% of the value of its net assets in securities, the interest on which is exempt from federal income taxes, including the individual alternative minimum tax, and from personal income taxes of the Commonwealth of Virginia. The investment objective cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that the objective will be achieved.

While such concentration in securities issued by the Commonwealth of Virginia and its political subdivisions involves greater risk than a portfolio more broadly invested across many states and municipalities, the Portfolio's investment restrictions should be viewed in light of the economic condition of such entities. Some risk factors affecting Virginia are discussed below.

 The Constitution of Virginia limits the ability of the Commonwealth to create debt. An amendment to the Constitution of Virginia, approved by voters in 1984, requires a balanced budget.

 General obligations of the Commonwealth of Virginia carry the highest rating of AAA by the three major rating services: Standard and Poor's, Moody's and Fitch as of the writing of this Prospectus.

 General obligations of cities, towns or counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. While the obligation to levy taxes could be enforced by mandamus, such a remedy may be impracticable and difficult to enforce.

 A holder of any general obligation bond of any governmental issuer in the Commonwealth of Virginia that is in default, may file an affidavit with the Governor setting forth such default. If the Governor determines that such default exists, he is directed to order the state comptroller to withhold funds appropriated and payable by the Commonwealth to the defaulting governmental unit and apply the amount so withheld to cover the default as to such bonds and interest thereon.

The factors mentioned above indicate that Virginia and its larger political subdivisions are in satisfactory economic condition. There can, of course, be no assurances made that particular bond issues will not be adversely affected by changes in national, state, or local economic or political conditions.

               INVESTMENT POLICIES AND PRACTICES

Each Portfolio seeks to achieve the investment objective by investing at least 80% of its total assets under normal conditions in securities issued by the state, its political subdivisions, agencies and instrumentalities and other issuers exempt from state income tax.
Each Portfolio will generally invest in long-term investment grade securities. The average portfolio maturity will ordinarily exceed ten years, although when, in the opinion of the investment adviser, it is in the best interest of shareholders, the average maturity may be reduced to less than ten years. The Portfolios may buy without limitation unrated securities which are believed by the Board of Directors to be of a quality comparable to that of rated bonds eligible for purchase by the Portfolios. From time to time, the Portfolios may purchase securities that are rated below investment grade, however, such purchases will be limited to 5% of net assets.

Although each Portfolio seeks to invest its total assets in securities described in the preceding paragraph, market conditions may from time to time limit the availability of such obligations. During such periods, the Portfolios will seek to invest in municipal obligations, the interest on which may be subject to personal income taxes in the shareholder's state of residence. Also as a temporary defensive measure or to provide liquidity, the Portfolios may hold up to 30% of their total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by such securities. Income from such securities may be taxable for federal and state income tax purposes.

MUNICIPAL SECURITIES

Municipal securities are debt obligations of states, cities, municipalities and other public authorities and are principally classified as notes and bonds. The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the credit-worthiness of a particular issuer, the size of a particular issue, the maturity date of the issue, and its rating by the various rating services. The market value of outstanding municipal securities will also vary with the changes in interest rates and with rating changes of the securities.

 Municipal Bonds

 Municipal bonds generally have maturities of more than one year when issued and are issued to obtain funds for various public purposes. Municipal bonds may be categorized as "general obligation" or "revenue" bonds.

 General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of the principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development and pollution control bonds are municipal bonds which are issued by or on behalf of public authorities to provide funding for the construction, equipment, repair or improvement of various privately-operated facilities. Industrial development and pollution control bonds are, in most cases, revenue bonds and do not generally carry the pledge of credit of the issuing municipality or public authority. Each Portfolio may invest in either general obligation or revenue bonds.

 Municipal Notes

 Municipal notes generally are used to provide for short-term capital needs and ordinarily have maturities of one year or less. Each
 Portfolio intends to invest in various types of municipal notes, including tax anticipation notes, revenue anticipation notes, construction loan notes and tax-exempt commercial paper.

 "When-Issued" Securities

 New issues of municipal securities are often sold on a "when-issued" basis; that is, payment and delivery of the securities usually occurs 15 to 45 days after the date of the commitment to purchase. At the time of the purchase commitments, both the interest and principal amounts are fixed. During the period between the purchase commitment and actual delivery, no interest accrues to the purchaser and the market value of the security may fluctuate. Each Portfolio of the Fund may enter into purchase orders for "when-issued" securities with the intention of actually taking delivery of such securities, but may sell "when-issued" securities prior to delivery if it is deemed advisable as a matter of investment strategy. Each Portfolio will maintain short-term assets in a separate account with the Fund's custodian bank in an amount equal to the amount of purchase commitment for "when-issued" securities. Each Portfolio does not intend to invest more than 25% of its net assets in "when-issued" securities.

 Variable Rate Securities

 Each Portfolio may purchase certain tax-exempt municipal obligations which have a variable rate of interest. Such obligations bear interest at rates which vary with changes in specific market rates or indices, such as a bank prime rate. Both Portfolios intend to invest in such securities in order to take advantage of the higher yield that is usually paid on long-term securities. However, investment in these securities will be made only if each Portfolio may redeem them on demand within seven days.

 The investment adviser will periodically analyze the credit-worthiness of any unrated variable rate securities to insure that such obligations meet the quality standards of the particular Portfolio. Because variable rate securities may have a maturity greater than one year, each Portfolio will use, as the basis of calculation for computing its dollar-weighted average maturity, the longer of (a) the notice period required for demand of redemption by the holder or (b) the period remaining until the next interest rate adjustment.

 The investment policies and practices employed in pursuit of each Portfolio's objective may be changed without shareholder approval.

                          RISK CONSIDERATIONS

QUALITY

The Maryland and Virginia Portfolios generally invest in long-term obligations that, on the date of purchase, are rated in the four highest ratings of Standard & Poor's Corporation ("S&P") (AAA, AA, A and BBB) or Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A and Baa) or, if unrated, are believed by the Board of Directors to be of a quality comparable to that of rated bonds eligible for purchase by the Portfolios. In addition, the Portfolios may purchase securities that are rated below investment grade, however, such purchases will be limited to 5% of each Portfolio's net assets. Purchase of unrated securities and securities rated below investment grade may expose the Portfolios to greater market and credit risk than purchases of investment grade-rated securities.

MARKET RISK

Market risk is the risk of price fluctuations of a security and is generally a function of the underlying credit rating of an issuer, the maturity length of a security, a security's yield, and general economic and interest rate conditions. The average portfolio maturities will ordinarily exceed ten years although when, in the opinion of the investment advisor, it is in the best interests of shareholders, average maturities may be reduced to less than ten years.

CREDIT RISK

Credit risk is a function of the ability of the issuer to make timely interest payments and to pay the principal at maturity. Since each Portfolio generally will invest only in the securities of its respective state, there are certain specific factors and considerations concerning the states which may subject the Portfolios to greater market or credit risk than if the municipal securities purchased by each Portfolio were more broadly diversified geographically. Such factors and considerations are discussed below.

DIVERSIFICATION

A "diversified" investment company under the federal securities laws may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer. Each Portfolio is "non-diversified" for securities law purposes and is not subject to this limitation. However, each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code. Such qualification requires each Portfolio to limit its investments so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer, and with respect to the remaining 50% of its total assets, not more than 25% of such assets are invested in the securities of a single issuer. Since, as a "non-diversified" investment company, each Portfolio is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each Portfolio may be subject to greater credit risk with respect to its portfolio securities than an investment company which is more broadly diversified.

OTHER CONSIDERATIONS

The ability of the Portfolios to achieve their investment objectives are dependent on a number of factors. These factors include the ability of the Adviser to choose suitable tax-exempt securities at a market rate of yield. Municipal securities with longer maturities and a constant interest rate to maturity are generally subject to greater decline in market value than short-term securities when interest rates increase.

Except as stated above, the foregoing investment objective and policies are not fundamental policies of the Fund and may be changed by the Board of Directors of the Fund without shareholder approval.

              HOW TO INVEST IN THE PORTFOLIOS

FACTS TO KNOW BEFORE YOU INVEST
 The minimum initial investment is $2,500.
 There is no minimum amount for subsequent investments.
 Shares of the Portfolios are offered for sale continuously by the Fund. There is no sales charge.
 The Fund reserves the right to reject any purchase order.
 All accounts will be held in book entry form.  No certificates for shares will be issued.
 Orders received prior to 4:00 P.M., Eastern time, will be invested in shares of the specified Portfolio at the next determined net asset value.
 The Government securities market, in which the Fund buys and sells its securities, usually requires immediate settlement in Federal funds for all security transactions. Payments received by bank wire can be converted immediately into Federal funds and will begin earning dividends the same day. Payment for the purchase of Fund shares not received in the form of Federal funds (i.e., by check) will begin earning dividends the following day.

PURCHASING SHARES

  By Mail

  Complete an application and make a check payable to "Fund for Tax-Free Investors, Inc." Send your completed and signed application and check drawn on a U.S. bank to:

   Fund for Tax-Free Investors, Inc.
   4922 Fairmont Avenue
   Bethesda, Maryland  208l4

  By Bank Wire

  Speak to the branch manager of your bank. Request a transfer of Federal funds to Rushmore Trust and Savings, FSB, instructing the bank to wire transfer the money before 4:00 P.M., Eastern time to:

   Rushmore Trust and Savings, FSB
   Bethesda, Maryland
   Routing No. 0550-71084
   For Account of
      Fund for Tax-Free Investors, Inc.
        Account No. 029385770

  After instructing your bank to transfer Federal funds, you must telephone the Fund at (800) 622-1386 or (301) 657-1510 between 8:30
  A.M. and 4:00 P.M. Eastern time and tell us the amount you transferred and the name of the bank sending the transfer. Your bank may charge a fee for such services. Remember that it is important to complete the wire transfer before 4:00 P.M. Eastern time.

  Through Brokers

  Investors may invest in the Fund by purchasing shares through registered broker-dealers, banks or other financial institutions that purchase securities for their customers. When an authorized third party accepts an order, the Fund will be deemed to have received the order. Orders accepted by an authorized third party will be priced at the Portfolios' net asset value next computed after acceptance. Such third parties who process orders may charge a fee for such service.


                    HOW TO REDEEM AN INVESTMENT
                           (WITHDRAWALS)

FACTS TO KNOW BEFORE YOU REDEEM

 An investor may withdraw all or any portion of his investment by redeeming shares by writing or telephoning the Fund at (800) 622-1386 or (301) 657-1510 on any day that the Fund is open for business. The shares will be redeemed at the next determined net asset value per share after receipt of the order.

 The proceeds of redemptions will be sent directly to the investor's address of record. If the investor requests payment of redemptions to a third party or to a location other than his address of record listed on the account application, the request must be in writing and the investor's signature must be guaranteed by an eligible institution. Eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants. There are no fees charged for redemptions.

 Normally, the Fund will make payment for all shares redeemed within one business day. However, withdrawal requests upon investments that have been made by check may be delayed up to ten calendar days following such investment or until the check clears, whichever occurs first. This delay is necessary to assure the Fund that investments made by check are good funds. The proceeds of the redemption will be forwarded promptly upon confirmation of receipt of good funds.

 The right of redemption may be suspended, or the date of payment postponed during the following periods: (a) periods during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend or holiday closings); (b) periods when trading on the NYSE is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments for determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Fund's investors.

 After receipt of redemption instructions, shareholders may receive monies by bank wire, check, or ACH. When the amount to be redeemed is at least $5,000, the Fund, upon telephone or written instructions, will wire transfer the amount to the investor's commercial bank or brokerage account specified in the account application. For amounts less than $5,000, investors may have redemption proceeds deposited directly into an account specified on the account application or request that a redemption check be delivered by mail to the address of record.


REDEEMING SHARES

  By Telephone

  The privilege to initiate redemption transactions by telephone will be made available to Fund shareholders automatically. Telephone redemptions will only be sent to the address of record or to bank accounts specified in the account applications. When acting on instructions believed to be genuine, the Fund will not be liable for any loss resulting from a fraudulent telephone redemption request and the investor would bear the risk of any such loss. The Fund will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine; and if the Fund does not employ such procedures, then the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund follows specific procedures for transactions initiated by telephone, including among others requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation not later than five business days after such transactions, and/or tape recording of telephone transactions. Telephone redemption privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund.

  By Mail or Fax

     Mail your instructions for          Fax your instructions
     redemption to:                      for redemption to:
     Rushmore Trust and Savings, FSB     (301) 657-1520
     4922 Fairmont Avenue                Attn:  Shareholder Services
     Bethesda, MD  20814
     Attn:  Shareholder Services

     Include the following information:

  -  the name of the Fund and account number you are redeeming from;
  -  your name(s) and address as it appears on your account;
  -  the dollar amount or number of shares you wish to redeem;
  -  your signature(s) as it appears on your account; and
  -  a daytime telephone number.


                         SHAREHOLDER ACCOUNTS

ACCOUNT STATEMENTS

The Fund maintains an account for each investor in full and fractional shares. All purchase and sale transactions will be confirmed to the investor. Account statements detailing account activity will be sent at least quarterly.

TRANSACTION CHARGES

In addition to charges described elsewhere in this Prospectus, the Fund may impose a charge of $5 per month for any Portfolio account whose average daily balance for the month falls below $500. The fee may continue to be imposed during the months when the account balance remains below $500. This fee will be paid to Rushmore Trust and Savings, FSB. The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Act. Because of the administrative expense of handling small accounts, the Fund reserves the right to involuntarily redeem an investor's account which falls below $500 due to redemptions or exchanges after providing 60 days written notice. The Fund may also assess a charge of $10 for items returned for insufficient or uncollectible funds.

                          EXCHANGE PRIVILEGES

Each Portfolio's shares may be exchanged, without cost, for shares of any other Portfolio or for shares of Fund for Government Investors, The Rushmore Fund, Inc., American Gas Index Fund, Inc. or Cappiello-Rushmore Trust on the basis of the respective net asset values of the shares involved, provided such exchange is permitted under the applicable laws of the state of the investor's residence. Shareholders contemplating such an exchange should obtain and review the prospectuses of those funds. Exchanges may be made by telephone or letter. Written requests should be sent to Fund for Tax-Free Investors, Inc., 4922 Fairmont Avenue, Bethesda, Maryland 20814 and be signed by the record owner or owners. Telephone exchange requests may be made by telephoning the Fund at (800) 622-1386 or (301) 657-1510. To implement an exchange, shareholders should provide the following information: account registration including address and number, taxpayer identification number, number, percentage or dollar value of shares to be redeemed, name and account number of the portfolio to which the investment is to be transferred. Exchanges may be made only if they are between identically registered accounts. Telephone exchange privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund.

              ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

PERFORMANCE DATA

The Portfolios may from time to time include total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Portfolios will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Portfolio(s) over a period of at least one, five and ten years, or up to the life of each Portfolio (the ending date of the period will be stated). Total return is calculated from two factors: the amount of dividends earned by each share and by the increase or decrease in value of a Portfolio's share price.

Performance information for the Portfolios contained in reports and promotional literature may be compared to various unmanaged indices, including, but not limited to, the Standard & Poor's 500 Stock Index ("S&P 500") or the Dow Jones Industrial Average ("DJIA"). Such unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for operating costs and expenses. In addition, each Portfolio's total return may be compared to the performance of other mutual funds and may quote rankings in the relevant fund category as published by such organizations as Lipper Analytical Services, Inc. and CDA Investment Technologies, Inc., among others.

The Portfolios may also provide yield and tax-equivalent yield quotations and quote fund rankings. Yield and tax-equivalent yield quotations are based on each Portfolio's annualized net investment income per share over a 30 day period stated as a percent of the maximum public offering price on the last day of the period.

Annualized yields of each of the Fund's Portfolios during a particular period are computed by taking the Portfolio's average daily net investment income, dividing by the net assets of the Portfolio, and multiplying the result by 365 days. The quoted yield of a Portfolio for any particular period of time should not be considered as representation of future yield of the Portfolio.

For the 30-day period ended December 31, 1997, the yields on the Maryland and Virginia Portfolios were 4.90% and 4.85%, respectively.

NET ASSET VALUE

Net asset value of the Portfolios' shares will be determined as of 4:00 P.M. Eastern time each day that the New York Stock Exchange is open for trading and on which there is sufficient degree of trading in portfolio securities of each Portfolio to affect the net asset value. The net asset value per share of each of the Portfolios is calculated by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. To the extent market quotations are not readily available, the Board of Directors will value each Portfolio's portfolio securities in good faith. The Directors will continuously review this method of valuation and recommend changes which may be necessary to assure that the Fund's portfolio instruments are valued at fair value.

The securities of each Portfolio will be valued on the basis of the average of quoted bid and ask prices when market quotations are available. In the absence of readily available market quotations, the Fund may value the securities in good faith based on fair market value. In determining fair market value, the Fund may take into consideration prices supplied by a pricing service, provided the use of the pricing service has been approved by the Board of Directors.

Valuations provided by pricing services are generally determined without exclusive regard to quoted prices. Generally, pricing services consider in their valuation the market activity of similar groups of securities, their yields, quality ratings, maturities, and other characteristics. The share prices of investments in the Portfolios are expected to fluctuate with the movement of municipal bond prices.

DIVIDENDS

Each Portfolio distributes all of its net income on a daily basis. Net income consists of all interest income accrued and discount earned, less estimated expenses of the Fund. Capital gains, if any, will be distributed on an annual basis.

Dividends are declared each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment, either in additional shares or in cash, is made on a monthly basis at the net asset value on the payable date. Investors wishing to change the method of receiving dividends must notify the Fund in writing at least one week before payment is to be made.

TAXES

Each Portfolio has qualified (and intends to continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code. Because of this qualification, each Portfolio will not be liable for federal income taxes to the extent earnings are distributed. Additionally, each Portfolio qualifies to pay "exempt-interest dividends" within the meaning of the Internal Revenue Code. The qualification will continue if each Portfolio meets certain requirements. One requirement is that at least 50% of the value of each Portfolio's total assets at the close of each quarter of the taxable year consists of obligations, on which the interest is exempt from federal income tax.

Dividends derived from interest on municipal obligations, which constitute exempt-interest dividends, will not be subject to federal income tax, except to the extent such interest is subject to the alternative minimum tax. Net interest on certain "private activity bonds" issued on or after August 8, 1986, is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from each Portfolio are to be treated as interest on "private activity bonds" in proportion to the interest each Portfolio receives from private activity bonds, reduced by allowable deductions. Regarding dividends derived from taxable money market securities, the amount received, subject to repurchase agreements and distributions of each Portfolio's net short-term capital gains, if any, will be taxed as ordinary income whether they are invested in additional shares of either Portfolio or received in cash. Each Portfolio anticipates that any such amounts would be insubstantial in relation to the tax-exempt interest generated by each Portfolio. Each Portfolio will distribute such short-term gains at least annually. Distribution of net long-term capital gains, if any, realized by each Portfolio and designated as capital gains dividends will be made at least annually and will be taxed to shareholders at capital gains' rates regardless of the length of time the shares have been held. Currently, long-term capital gains are taxed at ordinary income rates.

The exemption of interest income for federal income tax purposes may not produce similar exemptions under the tax laws of state or local taxing authorities. In general, only interest earned on obligations issued by the state or locality in which the investor resides will be exempt from state and local taxes. Shareholders should consult their tax advisers concerning the tax status of the dividends from each Portfolio in their own states and localities.

Statements as to the federal tax status of shareholders' dividends and distributions will be mailed by February 15 of each year. Each
Portfolio will also report to its shareholders annually the percentage and source, on a state-by-state basis, of interest income received by each Portfolio on municipal obligations.

                MANAGEMENT AND ORGANIZATION OF THE FUND

OFFICERS AND DIRECTORS

The Fund has a Board of Directors which is responsible for the general supervision of the Fund's business. The day-to-day operations of the Fund are the responsibility of the Fund's officers. A complete list of the Fund's directors and officers is contained in the Statement of Additional Information.

INVESTMENT ADIVSER AND ADMINISTRATIVE SERVICING AGENT

The Fund is provided investment advisory and management services by Money Management Associates (the "Adviser"), 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418. The Adviser is a limited partnership which was formed under the laws of the District of Columbia on August 15, 1974. Its primary business since inception has been to serve as the Adviser to Fund for Government Investors, The Rushmore Fund, Inc., Fund for Tax-Free Investors, Inc. and American Gas Index Fund, Inc. Daniel L. O'Connor is the sole general partner of the Adviser, and as such, exercises control of the Adviser. Investment decisions are made by committee and no person is primarily responsible for making recommendations to that committee.

Under an Agreement with the Adviser, the Fund pays the Adviser a fee at an annual rate based on 0.50% of the net assets of the Money Market Portfolio, 0.625% of the net assets of Maryland Portfolio and 0.625% of the net assets of the Virginia Portfolio. The Rushmore Virginia and Maryland Tax-Free Portfolios' total operating expenses were 0.93% and 0.93%, respectively, for the 1997 fiscal year.

Effective September 1, 1993, the Board of Directors approved an arrangement whereby Rushmore Trust and Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, a majority-owned subsidiary of the Adviser, provides the Fund with custodial, transfer agency, dividend-disbursing, and other shareholder services. The Fund pays an annual fee of 0.25% (25/100 of 1%) of average daily net assets for the Money Market Portfolio and 0.30% (30/100 of 1%) of average daily net assets for the Maryland and Virginia Portfolios for these services.

ORGANIZATION AND DESCRIPTION OF COMMON STOCK

The Fund was incorporated in Maryland on April 8, 1983, and has a present authorized capital of 200,000,000 shares of $.001 par value common stock, which may be issued in three separate classes: the Rushmore Tax-Free Money Market Portfolio, Rushmore Maryland Tax-Free Portfolio and Rushmore Virginia Tax-Free Portfolio.

All shares of the Fund are freely transferable. The shares do not have preemptive rights, and none of the shares has any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that in a matter affecting only a single portfolio (such as the proposed sale of all the assets of one Portfolio), only shares of that portfolio may be entitled to vote on the matter. Because the shares have non-cumulative voting rights, the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so. In such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Board of Directors of the Fund has the authority to classify or reclassify any unissued shares by fixing the number of shares in each of the Portfolios.

Officers and directors of the Fund, as a group, own less than 1% of the shares outstanding.

Shareholders having inquires about the Fund's organization or operation should contact the Fund in writing at 4922 Fairmont Avenue, Bethesda, Maryland, or by telephone at (301) 657-1500 or (800) 343-3355.

CONTENTS


                                        Page                         [LOGO]

Fee Table
                                                FUND FOR TAX-FREE INVESTORS
Financial Highlights
                                                Maryland Tax-Free Portfolio
Total Return Comparison                         Virginia Tax-Free Portfolio

About the Maryland and                                           Prospectus
Virginia Portfolios

Investment Policies and Practices                               May 1, 1998

Risk Considerations

How to Invest in the Fund
   Facts to Know Before You Invest
   Purchasing Shares

How to Redeem an Investment
(Withdrawals)
   Facts to Know Before You Redeem
   Redeeming Shares

Shareholder Accounts
   Account Statements
   Transaction Charges

Exchange Privileges

Additional Information About
the Fund
   Performance Data
   Net Asset Value
   Dividends
   Taxes

Management and Organization
of the Fund
   Officers and Directors
   Investment Adviser and
     Administrative Servicing Agent
   Organization and Description of
      Common Stock

                                PART B

                   FUND FOR TAX-FREE INVESTORS, INC.


               4922 Fairmont Avenue, Bethesda, MD  20814
                            (301) 657-1500
                            (800) 343-3355



                  STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's Prospectus, dated May 1, 1998. A copy of the Prospectus may be obtained without charge by writing or telephoning the Fund.

The date of this Statement of Additional Information is May 1, 1998.

                   FUND FOR TAX-FREE INVESTORS, INC.


                  STATEMENT OF ADDITIONAL INFORMATION

                           Table of Contents



                              Cross Reference to Related Item in Prospectus

                                                Page in
                            Page in             Rushmore            Page in
                            Statement of        Maryland and        Tax-Free
                            Additional          Virginia            Money
                            Information         Tax-Free            Market
                                                Portfolios'         Portfolio
                                                Prospectus          Prospectus

Investment Objective
and Policies

Investment Restrictions

Management of the Fund

Principal Holders of
Securities

Investment Advisory and
Other Services

Net Asset Value

Comparative Performance
Data

Calculation of Yield
Quotations

Auditors and Financial
Statements

                  INVESTMENT OBJECTIVES AND POLICIES

The Fund may invest only in municipal obligations and United States Government securities of the quality specified in the prospectus under "Investment Objectives and Policies." The Fund has therefore adopted the investment restrictions listed below. These restrictions, which apply to each Portfolio, may not be changed without prior approval of a majority of holders of the Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, the term "majority" means the vote of the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

1.The Fund may not borrow money, except that as a temporary measure the Fund may borrow money to facilitate redemptions. Such a borrowing may be in an amount not to exceed 30% of the Fund's total assets, taken at current value, before such borrowing. The Fund may not purchase a portfolio security if a borrowing by the Fund is outstanding.

2.The Fund may not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may not enter into put or call options except in connection with stand-by commitments.

3.The Fund may not make loans except through repurchase agreements.
  (See "Investment Objectives and Policies")

4.The Fund may not underwrite securities of any other issuer.

5.The Fund may not purchase or sell real estate; however, the Fund may invest in municipal obligations secured by real estate or interests therein.

6.The Fund may not purchase or sell restricted securities, commodities or commodity contracts, nor may it issue senior securities.

7.The Fund may not purchase securities of any issuer if, as a result of such a purchase, more than 25% of the Fund's total assets would be invested in any one industry. There is no limitation, however, as to investments in municipal obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or in obligations of the United States Government, its agencies or instrumentalities, which are purchased on a temporary basis in accordance with the Fund's investment objective and policies.

HOW TO REDEEM AN INVESTMENT (WITHDRAWALS)

Tax-Free Money Market Portfolio Draft Check Redemption

Investors may elect to redeem shares of the Money Market Portfolio by draft check (minimum check - $250) made payable to the order of any person or institution. Shares of the Maryland and Virginia Portfolios cannot be redeemed by draft check. Upon the Fund's receipt of a completed signature card, investors will be supplied with draft checks which are drawn on the Fund's account and are paid through Rushmore Trust and Savings, FSB. The Fund reserves the right to change or suspend the checking service. THESE DRAFT CHECKS CANNOT BE CERTIFIED, NOR CAN THESE CHECKS BE NEGOTIATED FOR CASH AT RUSHMORE TRUST AND SAVINGS, FSB. There will be a $10 charge for each stop payment request on the draft checks. Investors will be subject to the same rules and regulations that the bank applies to checking accounts. Shares held in certificate form may not be redeemed, and investors' accounts may not be closed by writing a draft check.

MANAGEMENT OF THE FUND

Directors and Officers of the Fund and Officers of the Adviser, together with information as to their principal business occupations during the past five years, are set forth below. Officers of the Fund do not receive salaries or other forms of compensation from the Fund. Non-interested Directors' fees and expenses will be paid by the servicing agent. Non-interested Directors were paid an annual fee of $3,000. For the year ended December 31, 1997, such fees amounted to $14,250.

*Daniel L. O'Connor, 56 - Chairman of the Board of Directors,
Treasurer and Director of the Fund. President of the Fund 1974 to 1981. General Partner of the adviser since 1975. President of Rushmore Trust and Savings, FSB since 1989. Address: 1001 Grand Isle Way, Palm Beach Gardens, FL 33418.


*Richard J. Garvey, 65 - President and Director of the Fund.
Executive Vice President, 1974 to 1981.  Employee of Rushmore
Services, Inc., a subsidiary of the Adviser, since 1995.  Limited
Partner of the Adviser since 1975. Address: 4922 Fairmont Avenue, Bethesda, Maryland 20814.


Jeffrey R. Ellis, 53 - Director of the Fund.  Vice President,
LottoFone, Inc., a telephone state lottery service, since 1993. Vice President Shoppers Express, Inc. 1988-1992. Address: 513 Kerry Lane, Virginia Beach, Virginia 23451.


Bruce C. Ellis, 53 - Director of the Fund. Vice President, LottoFone, Inc., a telephone state lottery service, since 1991. Vice President, Shoppers' Express, Inc. 1986-1992. Address: 7108 Heathwood Court
Bethesda, Maryland  20817.


Patrick F. Noonan, 55 - Director of the Fund. Chairman and Chief Executive Officer of the Conservation Fund since 1986. Chairman, American Farmland Trust and Trustee, American Conservation Association since 1985. President, Conservation Resources, Inc. since 1981.
Address:  11901 Glen Mill Drive, Potomac, Maryland 20854.


Michael D. Lange, 56 - Director of the Fund. Vice President, Capital Hill Management Corporation since 1967. Owner of Michael D. Lange, Ltd., a builder and developer since 1980. Partner of Greatful Falls, a building developer since 1994. Address: 7521 Pepperell Drive, Bethesda, Maryland 20817.


Leo Seybold, 84 - Director of the Fund. Retired 1988. Address: 5804 Rockmere Drive, Bethesda, Maryland 20816.


*Timothy N. Coakley, CPA, 30 - Vice President since 1994. Controller 1994-1997. Chief Financial Officer, Rushmore Trust and Savings, FSB since 1995. Formerly Audit Manager, Deloitte & Touche LLP until 1994.
Address:  4922 Fairmont Avenue, Bethesda, MD  20814.


*Edward J. Karpowicz, CPA, 34 - Controller since July 1997.
Treasurer, Bankers Finance Investment Management Corp., August 1993 to June 1997. Senior Accountant, Ernst & Young, September 1989 to
February 1993.  Address:  4922 Fairmont Avenue, Bethesda, MD  20814.


*Stephenie E. Adams, 29 - Secretary. Manager, Fund Administration and Marketing, Rushmore Services, Inc., from July 1994 to present. Regional Sales Coordinator, Media General Cable, from June 1993 to June 1994. Graduate Student, Northwestern University, M.S., from September 1991 to December 1992. Address: 4922 Fairmont Avenue, Bethesda, Maryland 20814.


*  Indicates interested person as defined by the Investment Company
Act of 1940.

Certain Directors and Officers of the Fund are also Directors and Officers of Fund for Government Investors, The Rushmore Fund, Inc., and American Gas Index Fund, Inc., other investment companies managed by the Adviser.

PRINCIPAL HOLDERS OF SECURITIES

On April 1, 1998, there were outstanding 18,103,009.96 shares of the Money Market Portfolio, 4,144,014.59 shares of the Rushmore Maryland Tax-Free Portfolio, and 2,712,464.58 shares of the Rushmore Virginia Tax-Free Portfolio. No shareholder owned more than 5% of the outstanding shares of any of the Tax-Free Portfolios. Officers and directors of the Fund, as a group own less than 1% of the shares outstanding.

INVESTMENT ADVISER AND OTHER SERVICES

The Fund is provided investment advisory and management services by Money Management Associates (the "Adviser"), 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418. The Adviser is a limited partnership which was formed under the laws of the District of Columbia on August 15, 1974. Its primary business since inception has been to serve as the investment adviser to Fund for Government Investors, Fund for Tax-Free Investors, Inc., The Rushmore Fund, Inc., and American Gas Index Fund, Inc. Certain officers and directors of the Fund are affiliated with Fund for Government Investors, The Rushmore Fund, Inc., American Gas Index Fund, Inc. or with the Adviser. (See "Management of the Fund.")

Under an Investment Advisory Agreement with the Adviser, dated July 12, 1983 (the "Agreement"), the Adviser provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. Pursuant to the Agreement, the Fund pays the Adviser a fee at an annual rate based on 0.50% of the net assets of the Money Market Portfolio, 0.625% of the net assets of the Rushmore Maryland Tax-Free Portfolio and 0.625% of the net assets of the Rushmore Virginia Tax-Free Portfolio. Under the Agreement, the Adviser will reimburse the Fund for expenses which exceed one percent of the average daily net assets per annum. Reimbursable expenses include the investment advisory fee, but exclude interest and extraordinary legal expenses. Normal expenses which are borne by the Fund, include, but are not limited to, taxes, corporate fees, interest expenses (if any), office expenses, the costs incident to preparing, registering and redeeming stock certificates for shareholders, custodian charges, the expenses of shareholders' and directors' meetings, data processing, preparation, printing and distribution of all reports and proxy materials, legal services rendered to the Fund, compensation for those directors who do not serve as employees of the Adviser, insurance coverage for the Fund and its directors and officers, and its membership in trade associations. The Adviser may, from time to time, make payments to broker-dealers and others for their expenses in connection with the distribution of Fund shares. Although such payments may be based upon the number of shares distributed, it is the understanding of the Adviser that such payments will be for reimbursement and will not exceed the expenses of the recipients in arranging for and administering distribution of Fund shares. For the fiscal year ended December 31, 1997, 1996, and 1995, the Fund paid the following advisory fees to the Adviser:


                                      1997         1996       1995

 Tax-Free Money Market Portfolio    $ 99,510     $ 98,353    $112,637
 Maryland Tax-Free Portfolio        $283,756     $297,831    $297,506
 Virginia Tax-Free Portfolio        $202,010     $203,550    $195,452

Daniel L. O'Connor is the sole general partner of the Adviser, and, as such, exercises control thereof.

The Agreement was last renewed by the Board of Directors on October 30, 1997 and shall be renewed annually, if approved by either of two methods: (1) by the Board of Directors, including approval by a majority of the non-interested directors by vote cast in person at a meeting called for that purpose, or (2) by a majority of those shareholders of the outstanding voting securities of the Fund and the non-interested directors. The Agreement may be canceled without penalty on sixty days' notice by the Board of Directors of the Fund, by the Adviser or by vote of the holders of a majority of the Fund's shares. The agreement will terminate automatically in the event it is assigned.

Effective September 1, 1993, the Board of Directors approved an arrangement whereby Rushmore Trust and Savings, FSB ("RTS"), 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, acts as the Fund's custodian, transfer agent, dividend disbursing agent and shareholder servicing agent. The Fund pays RTS an annual fee of 0.25% (25/100 of 1%) of average daily net assets for the Money Market Portfolio and 0.30% (30/100 of 1%) of average daily net assets for the Rushmore Maryland Tax-Free and Rushmore Virginia Tax-Free Portfolios for these services. The non-interested directors of the Fund have reviewed the fee structure and determined that it is competitive and in the best interests of the shareholders of the Fund. The fees will be reviewed and approved annually by the non-interested directors. The Fund is subject to the self-custodian rules of the Securities and Exchange Commission. These rules require that the custodian be subject to three securities verification examinations each year conducted by the Fund's independent accountants. Two of the examinations must be performed on an unannounced surprise basis.

Year 2000

The investment management services provided to the Fund by the Adviser and the services provided to the Fund and its shareholders by RTS depend on the smooth functioning of computer systems. Like other mutual funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and RTS and their vendors do not properly process and calculate date-related information and data on and after January 1, 2000. The Adviser and RTS are taking necessary steps to assure that the computer systems utilized by them will be prepard for the year 2000. Although at this time there can be no assurance of sufficient or timely remediation, they do not anticipate that the transition to the 21st century will have a material impact on their ability to continue to service the Fund at current levels.

NET ASSET VALUE

Net asset value of the Fund's Money Market shares will be determined as of 12 Noon, and the net asset value of Rushmore Maryland Tax-Free and Rushmore Virginia Tax-Free Portfolio shares will be determined as of 4:00 P.M., Eastern time, each day that the New York Stock Exchange is open for trading and on which there is sufficient degree of trading in portfolio securities of each Portfolio to affect the net asset value. The net asset value per share of each of the Portfolios is calculated by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. To the extent market quotations are not readily available, the Board of Directors will value the Fund's portfolio securities in good faith. The Directors will continuously review this method of valuation and recommend changes which may be necessary to assure that the Fund's Portfolio instruments are valued at fair value.


Money Market Portfolio

The Money Market Portfolio intends to value its Portfolio securities at their amortized cost value pursuant to Rule 2a-7 under the Investment Company Act of 1940. This method does not take into account unrealized securities gains or losses. It involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any purchase discount or premium. While this method provides certainty in calculation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During periods of declining interest rates, the daily yield on shares of the Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments using a method of valuation based upon market prices of its portfolio securities.
The converse would apply in a period of rising interest rates.

As a condition to the use of amortized cost and maintenance of the Fund's per share net asset value of $1.00, the Fund has agreed that the Money Market Portfolio will maintain a dollar-weighted average maturity of 90 days or less and, except for certain variable rate securities, will purchase only securities having remaining maturities of 397 days or less. The Board of Directors has also agreed to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolio's price per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures will include review by the Board of Directors, at such intervals as it may be deemed appropriate, to determine whether the Money Market Portfolio's net asset value, calculated by using available market quotations, deviates from $1.00 per share based on amortized cost.
The extent of any deviation between the Money Market Portfolio's net asset value based on market value and the $1.00 per share based on amortized cost will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1% the Board of Directors will promptly consider what action, if any, will be initiated. If the Board of Directors determines that a deviation exists, which may result in material dilution or other unfair results to new investors or existing shareholders, it will consider corrective action. This action might include selling securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

Rushmore Maryland Tax-Free and Rushmore Virginia Tax-Free Portfolios

The securities of these Portfolios will be valued on the basis of the average of quoted bid and ask prices when market quotations are available. In the absence of readily available market quotations, the Fund may value the securities in good faith based on fair market value. In determining fair market value, the Fund may take into consideration prices supplied by a pricing service, provided the use of the pricing service has been approved by the Board of Directors. Valuations provided by pricing services are generally determined without exclusive regard to quoted prices. Generally, pricing services consider in their valuation the market activity of similar groups of securities, their yields, quality ratings, maturities, and other characteristics. The share prices of investments in the Rushmore Maryland Tax-Free and Rushmore Virginia Tax-Free Portfolios are expected to fluctuate with the movement of municipal bond prices.

TAXES

Interest incurred on borrowings made to purchase shares of the Fund is not deductible. In addition, entities or persons who are "substantial users" (or persons related to "substantial users"), as defined by the Internal Revenue Code and the regulations thereunder, of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. The income from those bonds may not be tax-exempt for "substantial users."

CALCULATION OF PERFORMANCE DATA

The yield for the Rushmore Tax-Free Money Market Portfolio is calculated by multiplying the total dollar amount of dividends declared on the Portfolio by 365 days and dividing the results by the net assets of the Portfolio. The total amount of dividends earned is equal to the earnings realized on the investment securities held by the portfolio less management fees and a provision for ordinary expenses.

The yield quotation for the Rushmore Maryland Tax-Free and Rushmore Virginia Tax-Free Portfolios are based on the 30-day period ended December 31, 1997 computed by dividing the net investment income per share earned during the period by the offering price per share on December 31, 1997.


Total returns for the Rushmore Maryland Tax-Free and Rushmore Virginia Tax-Free Portfolios are computed by calculating the average annual compounded rates of return over the one-year, five-year and ten year periods ending December 31, 1997.

Comparative Performance Data

The Fund's performance may be compared in advertising to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives. More up-to-date performance data may be provided as it becomes available. From time to time, the Fund may provide information concerning general economic conditions, financial trends, and analysis and supply comparative performance and rankings, with respect to comparable investments for the same period, for unmanaged market indexes such as the Dow Jones Industrial Average, Standard & Poor's 500 IndexTM, Shearson Lehman Bond Indexes, Merrill Lynch Bond Indexes, Bond Buyer Index, and from recognized independent sources such as Donoghue's Money Fund Report, Donoghue Money Letter, Bank Rate Monitor, Money Magazine, Forbes, Lipper, Standard & Poor's Corporation, CDA/Wiesenberger Investment Technologies, Inc. ("CDA"), Mutual Fund Values, Mutual Fund Forecaster, Mutual Fund Sourcebook, Fortune, Business Week, Changing Times, The Wall Street Journal, Investor's Daily and Schabacker Investment Management, Inc. Comparisons may also be made to Consumer Price Index, rate of inflation, bank money market rates, rates of certificates of deposit, Treasury Bills and Treasury Bond rates and yields.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP independent certified public accountants, are the auditors of the Fund. Rushmore Trust and Savings, FSB, Bethesda, Maryland, acts as custodian bank for the Fund.

FINANCIAL STATEMENTS

The Fund incorporates by reference in this Statement of Additional Information the financial statements and notes contained in its annual report to the shareholders for the year ended December 31, 1997.

[DELETED RUSHMORE LOGO]

                            FUND FOR TAX-FREE
                                INVESTORS

                               ____________

                              Annual Report

                            December 31, 1997

[DELETED RUSHMORE LOGO]

                      ANNUAL REPORT, December 31, 1997
                      FUND FOR TAX-FREE INVESTORS, INC.
                  4922 Fairmont Avenue, Bethesda, MD 20814
                       (800) 622-1386    (301) 657-1510




                                                    January 29, 1998

Dear Shareholders:

     The general municipal market saw a big jump in bond issuance this year, although for Virginia and Maryland, new bond issuance was down from its 1996 levels. This past year also saw municipal yields fall to almost 5% for AAA 30-year maturities, a drop of almost 35 basis points from the beginning of the year. After raising the Federal Funds rate 25 basis points in March of this year, the Federal Reserve did not intervene again as the rapid growth of the first quarter slowed considerably for the remainder of the year. As inflation did not appear to be a threat, interest rates moved downward, thus causing prices of bonds to rise. The equity markets continued to grab much of the attention in 1997, but economic troubles in Asia in the second half of the year created an opportunity for bonds and bond funds to gain back some favor, as investors looked to the credit safety that they offer.

                     Tax-Free Money Market Portfolio

The Tax-Free Money Market Portfolio invests in high quality, tax-exempt municipal securities with maturities of less than one year. Fund For Tax-Free Investors Money Market Portfolio had an annualized net investment income of 2.89% of net assets for the year ended
December 31, 1997, compared to 2.67% for 1996. On December 31, 1997, the Portfolio's average maturity was 49 days.

                Virginia and Maryland Tax-Free Portfolios

     Fund for Tax-Free Investors Virginia Portfolio ended 1997 with a 8.45% total return. On an annualized basis, net income averaged 4.70% of net assets for the year ended December 31, 1997. Net assets for the Virginia Portfolio stood at $32.9 million at year end, and had an average maturity of 16.1 years. The quality of securities in the Virginia Portfolio remain high with over 88% its bonds rated AA or above.

     Fund for Tax-Free Investors Maryland Portfolio had a total return of 7.85% for the year ended December 31, 1997. On an annualized basis, net income averaged 4.73% of net assets for the year. Net assets for the Maryland Portfolio stood at $45.3 million at year end, and had an average maturity of 16 years. The Maryland Portfolio continues to maintain investment in high quality bonds with over 83% of the Portfolio having a rating of AA or better.

4922 Fairmont Avenue  Bethesda, Maryland 20814  800-621-7874  301-657-1517

     The states of Virginia and Maryland continue to maintain the highest credit rating of AAA by all three rating agencies: Moody's, S&P, and Fitch.

                                 Outlook

In the year ahead, we expect growth to move ahead at a slower pace than that of 1997. Troubles in Asia should also have a dampening impact on our economy, due in part to a decline in exports. With inflation under control for the time being, some have started to look for a possible Fed easing. We would hold this as unlikely in the near term, as the current tight labor market is an area that the Federal Reserve still holds as a concern. Should the labor market weaken, however, coupled with a slower economy, a Fed easing in the second half of the year would be a possibility. A low inflation scenario would again be a positive for the bond markets, and should global market uncertainty continue to affect the stock markets, bonds could also see a renewed "flight to quality".

     Management continues to adhere to its strategy of long-term, conservative investing. Fund for Tax-Free Investors, Inc. invests in only high quality issues we feel provide the best opportunity to meet these objectives. As always, we thank you for your continued support and look forward to serving your investment needs in 1998.



/s/ Daniel L. O'Connor                /s/ Richard J. Garvey
Daniel L. O'Connor                    Richard J. Garvey
Chairman                              President


                    FUND FOR TAX-FREE INVESTORS, INC.
                         STATEMENT OF NET ASSETS
                          MONEY MARKET PORTFOLIO
                            December 31, 1997

                                                                         Face              Value
                                                                         Value            (Note 1)


California 5.2%
California
California School Cash Reserve
Program Revenue
   4.75%, 7/02/98 SPI+                                                $  800,000         $  803,455
South Coast Education Tax Anticipation Note
   4.50%, 06/30/98 SP1+                                                  200,000            200,656
                                                                                         ----------
   State Total                                                                            1,004,111
                                                                                         ----------
Colorado 5.7%
Colorado
Boulder Urban Renewal Authority Revenue
   5.30%, 3/01/98 AAA                                                    300,000            300,732
Colorado Student Obligation Board Authority Floating Rate Notes
   4.15%, 8/01/00# A-1+                                                  800,000            800,000
                                                                                          ---------
   State Total                                                                            1,100,732
                                                                                          ---------
Florida 1.0%
Florida
Florida State Turnpike Authority Revenue
   5.30%, 7/01/98 AAA                                                    200,000            201,456
                                                                                          ---------
Georgia 2.7%
Georgia
Georgia State General Obligation
   7.00%, 6/01/98 AAA                                                    500,000            516,181
                                                                                          ---------
Indiana 3.1%
Indiana
Allen County Economic Development Floating Rate Notes
   4.15%, 8/1/21# A-1+                                                   600,000            600,000
                                                                                          ---------
Kansas 5.2%
Kansas
Olathe Temporary Notes Series A General Obligation
   4.50%, 6/01/98 MIG1                                                   500,000            501,395
Overland Park General Obligation
   5.10%, 9/01/98 AAA                                                    500,000            504,362
                                                                                          ----------
   State Total                                                                            1,005,757
                                                                                          ---------
Louisiana 4.7%
Louisiana
New Orleans Aviation Floating Rate Notes
   3.80%, 8/01/16# A-1+                                                  900,000            900,000
                                                                                          ---------
Maryland 12.0%
Maryland
Baltimore County Revenue Authority Floating Rate Notes
   3.95%, 1/01/16# A-1                                                   200,000            200,000
Maryland Health and Higher Education Loyola College Issue B
Floating Rate Notes
   3.90%, 10/01/13# AAA                                                  700,000            700,000
Maryland Health and Higher Education North Arundel Hospital
Floating Rate Notes
   3.95%, 7/1/32# VMIG1                                                  200,000            200,000
North East Maryland Waste Disposal Authority Floating Rate Notes
   3.60%, 1/01/08# A1+                                                   400,000            400,000
Washington Suburban Sanitation Floating Rate Notes
   3.85%, 1/01/99# A-1+                                                  800,000            800,000
                                                                                          ---------
   State Total                                                                            2,300,000
                                                                                          ---------
Minnesota 20.4%
Minnesota
City of St. Louis Park Series 1987A Floating Rate Notes
   4.10%, 3/01/02# A-1                                                   100,000            100,000
Minneapolis General Obligation Floating Rate Notes
   4.05%, 12/1/07# A-1+                                                  400,000            400,000
Minneapolis Tax Increment Revenue
   7.00%, 3/1/98 AAA                                                     135,000            135,638
Minnesota State Higher Education Floating Rate Notes
   4.25%, 12/01/24# VMIG1                                                500,000            500,000
Southern Minnesota Power Authority Revenue
   7.00%, 01/01/98 AAA                                                   710,000            710,001
St. Paul Housing and Redevelopment Authority Floating Rate Notes
   4.00%, 12/01/12# A-1+                                                 800,000            800,000
St. Paul United Way Project Floating Rate Notes
   4.05%, 12/01/18# A-1                                                  500,000            500,000
Waconia Industrial Development Revenue Floating Rate Notes
   3.95%, 10/01/16# A-1                                                  775,000            775,000
                                                                                          ---------
   State Total                                                                            3,920,639
                                                                                          ---------
Montana 3.1%
Montana
Montana State Health Floating Rate Notes
   4.10%, 12/01/15# A-1+                                                 600,000            600,000
                                                                                          ---------

                         STATEMENT OF NET ASSETS
                    MONEY MARKET PORTFOLIO (Continued)
                            December 31, 1997

                                                                         Face              Value
                                                                         Value            (Note 1)

New Hampshire 3.7%
New Hampshire
New Hamphshire Health Floating Rate Notes
   3.95%, 11/01/21# VMIG1                                             $  700,000        $   700,000
                                                                                         ----------
Nevada 2.6%
Nevada
Clark County School District Series A General Obligation
   6.10%, 6/1/98 AAA                                                     500,000            504,522
                                                                                          ---------
New York 6.3%
New York
New York, New York Series B Subseries B2 Floating Rate Notes
   5.10%, 8/15/03# A-1+                                                  600,000            600,000
New York, New York Subseries A8 Floating Rate Notes
   5.10%, 8/1/17# A-1+                                                   500,000            500,000
New York City Municipal Water Finance Authority Floating Rate Notes
   5.10%, 6/15/22# AAA                                                   100,000            100,000
                                                                                          ---------
   State Total                                                                            1,200,000
                                                                                          ---------
North Carolina 3.7%
North Carolina
City of Winston-Salem Floating Rate Notes
   4.10%, 4/01/00# A-1+                                                  700,000            700,000
                                                                                          ---------
Ohio 2.5%
Ohio
Ohio State Water Development Revenue
   7.50%, 6/01/98 AAA                                                    465,000            481,105
                                                                                          ---------
Pennsylvania 7.5%
Pennsylvania
Emmaus General Authority Floating Rate Notes
   4.00%, 12/1/28# A-1+                                                  800,000            800,000
Pennsylvania State General Obligation
   4.75%, 6/15/98 AAA                                                    345,000            346,524
Pittsburgh Water and Sewer Authority Revenue
   3.90%, 9/01/98 AAA                                                    300,000            300,187
                                                                                          ---------
   State Total                                                                            1,446,711
                                                                                          ---------
South Carolina 2.1%
South Carolina
Piedmont Municipal Power Agency Electrical Revenue
   5.0%, 1/1/98 AAA                                                      400,000            400,000
                                                                                          ---------
Texas 3.7%
Texas
Port Arthur Floating Rate Notes
   5.50%, 5/01/03# P-1                                                   700,000            700,000
                                                                                          ---------
Virginia 4.8%
Virginia
Fairfax County Industrial Development Authority Floating
Rate Notes
   3.95%, 10/01/16# A-1+                                                 100,000            100,000
Fredericksburg General Obligation
   3.90%, 6/15/98 AAA                                                    225,000            224,914
Henrico Industrial Development Authority Floating Rate Notes
   5.35%, 5/01/24# VMIG1                                                 500,000            500,000
Virginia State Housing Development Floating Rate Notes
   4.35%, 1/01/98# AA+                                                   100,000            100,000
                                                                                          ---------
   State Total                                                                              924,914
                                                                                          ---------
Wisconsin 1.1%
Wisconsin
Wisconsin State General Obligation
   6.60%, 5/01/98 AAA                                                    200,000            206,093
                                                                                        -----------
Total Investments 101.2%
   (Cost $19,412,221*)                                                                   19,412,221

Liabilities Less Other Assets (1.2)%                                                       (235,075)
                                                                                        ------------
Net Assets (Note 5) 100.0%                                                              $19,177,146
                                                                                        ============
Net Asset Value Per Share
(Based on 19,177,146 Shares Outstanding)                                                      $1.00
                                                                                        ============

___________________________________________________
#Daily or Weekly Tender Bond

*Same cost is used for Federal income tax purposes.

Security ratings are unaudited.

                         See Notes to Financial Statements.


                    FUND FOR TAX-FREE INVESTORS, INC.
                         STATEMENT OF NET ASSETS
                            VIRGINIA PORTFOLIO

                            December 31, 1997
                                                                               Face         Value
                                                                              Value       (Note 1)


Alexandria Industrial Development Authority Revenue
   7.40%, 1/01/08 A+                                                      $   175,000    $  175,532
Arlington County General Obligation
   6.00%, 8/01/12 AAA                                                         500,000       545,865
   5.40%, 6/01/13 AAA                                                       1,000,000     1,052,710
   5.375%, 12/01/16 AAA                                                     1,000,000     1,035,900
Brunswick County Virginia Revenue
   5.50%, 7/01/17 AAA                                                       1,000,000     1,041,290
Chesapeake Bay Bridge & Tunnel Revenue
   5.25%, 7/01/19 AAA                                                       1,000,000     1,005,950
Chesapeake Water & Sewer System Revenue
   6.50%, 7/01/05 A+                                                          270,000       295,734
Danville General Obligation
   6.50%, 5/01/11 A                                                           250,000       271,423
Fairfax City EDA Lease Revenue
   5.50%, 5/15/18 AA                                                        2,000,000     2,060,700
Fairfax County Industrial Development Authority Revenue
   5.25%, 8/15/19 AA                                                          500,000       513,700
Fairfax County Industrial Development Authority Revenue
Floating Rate Notes
   3.95%, 10/01/16# A-1+                                                      600,000       600,000
Fairfax County Resource Recovery Revenue
   7.75%, 2/01/11 A+                                                          300,000       317,337
Fairfax County Water Authority Revenue
   5.80%, 1/01/16 AAA                                                         500,000       546,485
   6.00%, 4/01/07 AA-                                                         370,000       418,600
   6.00%, 4/01/22 AA-                                                         630,000       681,395
Hampton General Obligation
   6.00%, 1/15/14 AA-                                                         350,000       378,312
Hanover City Water & Sewer Revenue
   5.25%, 2/01/16 AAA                                                         500,000       508,595
Hanover County Virginia General Obligation
   5.4%, 7/15/16 AA                                                         1,000,000     1,036,580
Henrico County Industrial Development Authority Revenue
   7.125%, 8/01/21 AA                                                         400,000       461,752
Henrico County Water & Sewer Revenue
   6.45%, 5/01/02 AAA                                                         300,000       326,715
   6.25%, 5/01/13 AA-                                                         500,000       523,245
Henry County General Obligation
   8.825%, 11/01/05 Aaa                                                       200,000       259,098
Isle of Wight County General Obligation
   6.70%, 1/01/02 A                                                           200,000       221,778
James City County General Obligation
   5.25%, 12/15/15 AAA                                                      1,000,000     1,024,910
Leesburg General Obligation
   5.50%, 06/01/13 AAA                                                        500,000       523,545
Loudoun County Sanitation Authority Revenue
   6.25%, 1/01/10 AAA                                                         550,000       594,011
   6.25%, 1/01/16 AAA                                                         500,000       541,870
Metropolitan Washington, D.C. Airport Authority Revenue
   6.50%, 10/01/06 AAA                                                        300,000       329,421
Newport News General Obligation
   6.125%, 6/01/12 AA-                                                        270,000       288,176
Norfolk General Obligation
   5.75%, 6/01/13 AAA                                                         500,000       531,480
Norfolk Water Revenue
   5.75%, 11/01/12 AAA                                                        500,000       531,610
   5.875%, 11/01/15 AAA                                                       500,000       533,830
Portsmouth General Obligation
   6.375%, 8/01/11 AA-                                                        200,000       213,932
Portsmouth Redevelopment & Housing Authority Revenue
   6.05%, 12/01/08 AAA                                                        500,000       537,375
Potomac & Rappahannock Transportation District Commission Revenue
   6.70%, 3/01/11 AAA                                                         600,000       635,760
Prince William County General Obligation
   6.20%, 12/01/11 AA                                                         300,000       318,540

                                - 5 -

                         STATEMENT OF NET ASSETS
                      VIRGINIA PORTFOLIO (Continued)

                            December 31, 1997

                                                                               Face         Value
                                                                              Value       (Note 1)
Prince William County Industrial Development
Authority Revenue
   7.25%, 3/01/00 NR                                                       $  250,000   $   271,383
Prince William County Park Authority Revenue
   6.875%, 10/15/16 A-                                                        500,000       550,325
Richmond Metro Authority Revenue
   6.10%, 7/15/06 AAA                                                         300,000       326,472
   6.375%, 7/15/16 AAA                                                        500,000       547,025
Upper Occoquan Sewer Authority Revenue
   5.15%, 7/01/20 AAA                                                         500,000       506,005
Virginia Beach General Obligation
   6.50%, 8/01/07 AA                                                          500,000       544,035
   5.85%, 11/01/12 AA                                                         500,000       535,910
Virginia College Building Authority Revenue
   6.625%, 5/01/13 A-                                                         300,000       321,597
   5.75%, 1/01/14 AA                                                          500,000       527,175
Virginia Housing Development Authority Revenue
   6.625%, 7/01/13 A+                                                         275,000       291,662
   5.95%, 7/01/13 AA+                                                         500,000       527,065
   5.75%, 1/01/19 AAA                                                       1,000,000     1,027,990
Virginia Port Authority Revenue
   5.90%, 7/01/16 AA                                                          500,000       529,150
Virginia Public Building Authority Revenue
   5.10%, 8/01/06 AA                                                          550,000       576,851
   5.00%, 8/01/15 AA                                                        1,000,000       997,640
   5.20%, 8/01/16 AA                                                        1,000,000     1,010,480
Virginia Public School Authority Revenue
   6.20%, 8/01/13 AA                                                          320,000       349,510
   5.00%, 8/01/16 AA                                                          500,000       498,180
Virginia Resource Authority Revenue
   6.75%, 10/01/04 NR                                                         240,000       274,413
   6.45%, 4/01/13 AA                                                          300,000       322,383
Virginia Transportation Board Revenue
   6.00%, 4/01/10 AA                                                          300,000       321,930
   5.125%, 5/15/17 AA                                                         500,000       500,370
                                                                                        -----------
Total Investments 98.0%
   (Cost $30,050,671*)                                                                   32,240,707

Other Assets Less Liabilities 2.0%                                                          666,611
                                                                                        -----------

Net Assets (Note 5) 100.0%                                                              $32,907,318
                                                                                        ===========

Net Asset Value Per Share
   (Based on 2,872,241 Shares Outstanding)                                                   $11.46
                                                                                        ===========


_____________________________________________________
#Daily or Weekly Tender Bond

*Same cost is used for Federal income tax purposes.

NR Not Rated

Security ratings are unaudited.


                    See Notes to Financial Statements.

                                - 6 -



                    FUND FOR TAX-FREE INVESTORS, INC.
                         STATEMENT OF NET ASSETS
                            MARYLAND PORTFOLIO
                            December 31, 1997
                                                                                         Face        Value
                                                                                         Value      (Note 1)

Anne Arundel County Water & Sewer General Obligation
   6.20%, 8/01/12 AA+                                                                 $  725,000   $  796,333
   6.00%, 7/15/13 AA+                                                                    500,000      533,955
   6.30%, 8/01/16 AA+                                                                    500,000      556,060
   6.30%, 8/01/19 AA+                                                                    725,000      806,780
Anne Arundel County Pollution Control Revenue
   6.00%, 4/01/24 A                                                                    1,230,000    1,298,597
Anne Arundel County Solid Waste Project General Obligation
   5.50%, 9/01/15 Aa1                                                                    500,000      515,430
Baltimore City General Obligation
   6.40%, 10/15/02 AAA                                                                   465,000      509,347
   5.50%, 10/15/10 AAA                                                                 1,000,000    1,066,150
Baltimore City Revenue
   6.00%, 7/01/15 AAA                                                                    500,000      557,240
Baltimore County General Obligation
   6.125%, 7/01/08 AAA                                                                   500,000      544,055
   6.70%, 7/01/11 AAA                                                                    200,000      206,842
   5.50%, 6/01/12 AAA                                                                  1,000,000    1,053,950
Baltimore Port Facility Revenue
   6.50%, 12/01/10 AA-                                                                   400,000      436,488
   6.50%, 10/01/11 AA-                                                                   250,000      271,765
Calvert County Pollution Control Revenue
   5.55%, 7/15/14 A                                                                    1,000,000    1,037,820
Carroll County General Obligation
   7.10%, 10/01/09 AA                                                                    235,000      258,117
   7.25%, 10/01/15 AA                                                                    300,000      330,672
   5.30%, 11/01/15 AA                                                                  1,000,000    1,026,130
   6.50%, 10/01/24 AA                                                                    225,000      250,630
Frederick County General Obligation
   6.125%, 12/01/07 AAA                                                                  500,000      545,240
   5.60%, 7/01/11 AA                                                                     500,000      530,070
City of Frederick General Obligation
   6.00%, 10/01/11 AAA                                                                   300,000      326,877
Harford County General Obligation
   5.00%, 3/01/14 AA-                                                                    500,000      504,730
Howard County Metropolitan District General Obligation
   6.00%, 8/15/19 AA+                                                                    500,000      528,890
Howard County Public Improvement General Obligation
   6.00%, 5/15/14 AA+                                                                    500,000      535,900
   5.50%, 2/15/16 AA+                                                                  1,000,000    1,033,220
Howard County Special Facilities Revenue
   6.10%, 2/15/13 AA-                                                                    500,000      534,125
Laurel General Obligation
   6.70%, 7/01/01 AAA                                                                    600,000      661,212
Maryland Community Development Administration Revenue
   6.60%, 4/01/06 Aa                                                                     200,000      212,814
   7.375%, 4/01/10 Aa                                                                    495,000      522,284
   7.25%, 4/01/11 Aa                                                                     200,000      212,754
   7.15%, 4/01/11 Aa                                                                     405,000      429,640
   7.70%, 5/15/20 Aa                                                                     250,000      266,635
   7.25%, 4/01/27 Aa                                                                     385,000      404,974
Maryland General Obligation
   5.00%, 10/15/11 AAA                                                                 1,000,000    1,022,720
   5.00%, 03/01/12 AAA                                                                 1,500,000    1,525,995
Maryland Health & Higher Education Facilities Authority Revenue
   5.70%, 7/01/09 A                                                                      500,000      538,500
   5.25%, 7/01/13 AAA                                                                    500,000      517,750
   6.125%, 7/01/14 AAA                                                                   500,000      537,430
   5.50%, 10/01/16 AAA                                                                 1,000,000    1,047,040
   6.125%, 7/01/19 AAA                                                                   500,000      538,295
Maryland Health & Higher Education Facilities Authority Floating Rate Notes
   4.20%, 7/01/32# VMIG1                                                                 200,000      200,000
Maryland Industrial Development Revenue
   7.125%, 7/01/06 A-                                                                    300,000      308,625
Maryland Stadium Authority Sports Revenue
   7.375%, 12/15/04 AA-                                                                  425,000      458,201
   7.50%, 12/15/10 AA-                                                                   695,000      751,107
   5.55%, 3/01/13 AAA                                                                    500,000      522,980
   5.875%, 12/15/13 AAA                                                                1,000,000    1,067,370
   5.375%, 12/15/15 AA                                                                   500,000      515,030
   7.60%, 12/15/19 AA-                                                                   500,000      537,855
Maryland Water Quality Finance Administration Revenue
   6.00%, 9/01/15 AA                                                                   1,000,000    1,064,180


                         STATEMENT OF NET ASSETS
                       MARYLAND PORTFOLIO (Continued)

                            December 31, 1997
                                                                                         Face        Value
                                                                                         Value      (Note 1)

Montgomery County Housing Opportunity Commission Revenue
   6.70%, 7/01/11 Aa                                                                  $  355,000   $  377,422
   7.80%, 7/01/12 NR                                                                     200,000      210,762
   7.375%, 7/01/17 Aa                                                                    180,000      187,124
   6.65%, 7/01/17 Aa                                                                     175,000      188,235
   7.00%, 7/01/23 A                                                                      250,000      264,683
Montgomery County Waste Disposal Authority Revenue
   5.875%, 6/01/13 AAA                                                                   250,000      258,323
North East Maryland Waste Disposal Authority Revenue
   6.20%, 7/01/10 A                                                                      500,000      521,585
   6.30%, 7/01/16 A                                                                    1,000,000    1,046,130
Prince Georges County General Obligation
   5.25%, 3/15/15 AAA                                                                  1,000,000    1,022,900
Prince Georges County Housing Authority Revenue
   6.35%, 7/20/20 AAA                                                                    700,000      738,969
Prince Georges County Pollution Control Revenue
   5.75%, 3/15/10 A                                                                    1,000,000    1,089,800
   5.375%, 7/01/14 A                                                                     500,000      505,440
Prince Georges County Solid Waste Management System Revenue
   7.00%, 6/30/00 AAA                                                                    250,000      272,310
St. Mary's County General Obligation
   5.85%, 11/01/18 AAA                                                                   500,000      529,220
University of Maryland System Auxiliary Revenue
   6.375%, 4/01/09 AA+                                                                   500,000      551,030
   5.60%, 4/01/12 AA+                                                                  1,000,000    1,055,750
   5.125%, 4/01/15 AA+                                                                 1,000,000    1,014,450
   5.60%, 4/01/16 AA+                                                                  1,000,000    1,042,410
Washington County General Obligation
   5.125%, 1/01/12 AAA                                                                   500,000      510,995
   5.25%, 1/01/16 AAA                                                                    500,000      507,385
Washington, D.C. Metropolitan Area Transportation Authority Revenue
   6.00%, 7/01/10 AAA                                                                    275,000      307,953
Washington Suburban Sanitary District General Obligation
   6.20%, 6/01/12 AA                                                                     900,000      974,655
   5.125%, 6/01/20 AA                                                                  1,000,000    1,004,410
                                                                                                   ----------
Total Investments 98.4%
   (Cost $42,144,792*)                                                                             44,640,745

Other Assets Less Liabilities 1.6%                                                                    703,312
                                                                                                   ----------
Net Assets (Note 5) 100.0%                                                                        $45,344,057
                                                                                                   ==========
Net Asset Value Per Share
   (Based on 4,085,544 Shares Outstanding)                                                             $11.10
                                                                                                   ==========
____________________________________________________
#Daily or Weekly Tender Bond

*Same cost is used for Federal income tax purposes.

NR Not Rated

Security ratings are unaudited.

                    See Notes to Financial Statements.

                                - 8 -


                    FUND FOR TAX-FREE INVESTORS, INC.

                         STATEMENTS OF OPERATIONS

                   For the Year Ended December 31, 1997

                                                           Money           Virginia         Maryland
                                                           Market          Portfolio        Portfolio
                                                           Portfolio

Investment Income (Note 1)                                 $724,111        $1,817,068       $2,569,235
                                                           --------        ----------       ----------

Expenses
   Investment Advisory Fee (Note 2)                          99,510           202,010          283,756
   Administrative Fee (Note 2)                               49,755            96,964          136,203
   Interest Expense                                             177                 _                _
                                                           --------        ----------       ----------
     Total Expenses                                         149,442           298,974          419,959
                                                           --------        ----------       ----------
Net Investment Income                                       574,669         1,518,094        2,149,276
                                                           --------        ----------       ----------
Net Realized Gain on Investment Transactions                      _            70,517          326,372
Net Change in Unrealized Appreciation of Investments              _         1,026,639          986,054
                                                           --------        ----------       ----------
Net Gain on Investments                                           _         1,097,156        1,312,426
                                                           --------        ----------       ----------
Net Increase in Net Assets Resulting from Operations       $574,669        $2,615,250       $3,461,702
                                                           ========        ==========       ==========



                    See Notes to Financial Statements.

                                - 9 -

                    FUND FOR TAX-FREE INVESTORS, INC.
                   STATEMENTS OF CHANGES IN NET ASSETS

                     For the Years Ended December 31,

                                               Money Market                      Virginia                       Maryland
                                                 Portfolio                       Portfolio                      Portfolio
                                           1997           1996           1997             1996             1997            1996
FROM INVESTMENT ACTIVITIES
   Net Investment Income             $    574,669    $    524,507     $  1,518,094    $  1,576,325    $ 2,149,276    $  2,343,288
   Net Realized Gain on Investment
      Transactions                              _               _           70,517         262,689        326,372         484,951
   Net Change in Unrealized
      Appreciation/Depreciation
      of Investments                            _               _        1,026,639        (932,337)       986,054      (1,400,547)
                                     -------------   ------------     ------------    ------------    -----------    ------------
   Net Increase in Net Assets
      Resulting from Operations           574,669         524,507        2,615,250         906,677      3,461,702       1,427,692
                                     -------------   ------------     ------------    ------------    -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income (Note 1)   (574,669)       (524,507)      (1,519,055)     (1,575,364)    (2,151,344)     (2,341,219)
   From Net Realized Gain                       _               _          (48,336)              _              _               _
                                     -------------   ------------     ------------    ------------    -----------    ------------
   Total Distributions to Shareholders   (574,669)       (524,507)      (1,567,391)     (1,575,364)    (2,151,344)     (2,341,219)
                                     -------------   ------------     ------------    ------------    -----------    ------------
FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares   31,756,045      33,109,020       12,324,705       9,574,030      6,860,756       6,196,673
   Reinvestment of Distributions          547,728         501,351        1,308,417       1,309,667      1,803,253       1,976,301
   Cost of Shares Redeemed            (32,016,149)    (35,493,325)     (14,128,407)    (11,328,124)    (9,040,667)    (12,573,794)
                                     -------------   ------------     ------------    ------------    -----------    ------------
   Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions                        287,624      (1,882,954)        (495,285)       (444,427)      (376,658)     (4,400,820)
                                     -------------   ------------     ------------    ------------    -----------    ------------
   TOTAL INCREASE (DECREASE) IN
      NET ASSETS                          287,624      (1,882,954)         552,574      (1,113,114)       933,700      (5,314,347)

NET ASSETS - Beginning of Year         18,889,522      20,772,476       32,354,744      33,467,858     44,410,357      49,724,704
                                     -------------   ------------     ------------    ------------    -----------    ------------
NET ASSETS - End of Year             $ 19,177,146    $ 18,889,522     $ 32,907,318    $ 32,354,744    $45,344,057    $ 44,410,357
                                     =============   ============     ============    ============    ===========    ============
SHARES
   Sold                                31,756,045      33,089,461        1,104,589         871,229        633,250         576,046
   Issued in Reinvestment of
      Distributions                       547,728         501,351          116,812         118,996        165,933         184,046
   Redeemed                           (32,016,149)    (35,493,325)      (1,266,554)     (1,030,689)      (830,133)     (1,170,922)
                                     -------------   ------------     ------------    ------------    -----------    ------------
   Net Increase (Decrease) in Shares      287,624      (1,902,513)         (45,153)        (40,464)       (30,950)       (410,830)
                                     =============   =============    =============   ============    ===========    ============


                    See Notes to Financial Statements.

                                - 10 -

                    FUND FOR TAX-FREE INVESTORS, INC.
                           FINANCIAL HIGHLIGHTS
                          Money Market Portfolio

                                                                    For the Years Ended December 31,
                                                       1997         1996          1995        1994         1993
Per Share Operating Performance:
   Net Asset Value - Beginning of Year               $  1.00      $  1.00       $  1.00     $  1.00      $  1.00
                                                     --------     --------      --------    --------     --------
   Income from Investment Operations:
     Net Investment Income                             0.029        0.027         0.030       0.020        0.016
                                                     --------     --------      --------    --------     --------
         Total from Investment Operations              0.029        0.027         0.030       0.020        0.016
                                                     --------     --------      --------    --------     --------
   Distributions to Shareholders:
     From Net Investment Income                       (0.029)      (0.027)       (0.030)     (0.020)      (0.016)
                                                     --------     --------      --------    --------     --------
         Total Distributions to Shareholders          (0.029)      (0.027)       (0.030)     (0.020)      (0.016)
                                                     --------     --------      --------    --------     --------
   Net Increase in Net Asset Value                         _            _             _           _            _
                                                     --------     --------      --------    --------     --------
   Net Asset Value - End of Year                     $  1.00      $  1.00       $  1.00     $  1.00      $  1.00
                                                     ========     ========      ========    ========     ========

Total Investment Return                                 2.93%        2.69%         3.09%       2.02%        1.66%

Ratios to Average Net Assets:
   Expenses                                             0.75%        0.75%         0.75%       0.75%        0.78%
   Net Investment Income                                2.89%        2.67%         3.04%       1.99%        1.65%

Supplementary Data:
   Net Assets at End of Year (000's omitted)         $19,177      $18,890       $20,772     $25,586      $23,283
   Number of Shares Outstanding at End of
      Year (000's omitted)                            19,177       18,890        20,792      25,604       23,312


                    See Notes to Financial Statements.


                    FUND FOR TAX-FREE INVESTORS, INC.
                           FINANCIAL HIGHLIGHTS
                            Virginia Portfolio

                                                                   For the Years Ended December 31,
                                                        1997       1996        1995         1994         1993
Per Share Operating Performance:
   Net Asset Value - Beginning of Year                $ 11.09     $ 11.31     $ 10.36      $ 11.51      $ 10.84
                                                      -------     -------     -------      -------      -------
   Income from Investment Operations:
     Net Investment Income                              0.525       0.534       0.564        0.578        0.582
     Net Realized and Unrealized Gain
        (Loss) on Securities                            0.387      (0.221)      0.950       (1.150)       0.670
                                                      -------     -------     -------      -------      -------
         Total from Investment Operations               0.912       0.313       1.514       (0.572)       1.252
                                                      -------     -------     -------      -------      -------
   Distributions to Shareholders:
     From Net Investment Income                        (0.525)     (0.533)     (0.564)      (0.578)      (0.582)
     From Net Realized Gain                            (0.017)          _           _            _            _
                                                      -------     -------     -------      -------      -------
         Total Distributions to Shareholders           (0.542)     (0.533)     (0.564)      (0.578)      (0.582)
                                                      -------     -------     -------      -------      -------
   Net Increase (Decrease) in Net Asset Value            0.37       (0.22)       0.95        (1.15)        0.67
                                                      -------     -------     -------      -------      -------
   Net Asset Value - End of Year                      $ 11.46     $ 11.09     $ 11.31      $ 10.36      $ 11.51
                                                      =======     =======     =======      =======      =======
Total Investment Return                                  8.45%       2.91%      14.92%       (5.02)%      11.80%

Ratios to Average Net Assets:
   Expenses                                              0.93%       0.93%       0.77%        0.55%        0.50%
   Expenses Before Reimbursement from Adviser            0.93%       0.93%       0.93%        0.93%        0.93%
   Net Investment Income                                 4.70%       4.84%       5.17%        5.35%        5.15%

Supplementary Data:
   Portfolio Turnover Rate                                 27%         46%         55%          33%          43%
   Net Assets at End of Year (000's omitted)          $32,907     $32,355     $33,468      $27,929      $34,371

   Number of Shares Outstanding at End of Year
      (000's omitted)                                   2,872       2,917       2,958        2,697        2,985



                    See Notes to Financial Statements.




                    FUND FOR TAX-FREE INVESTORS, INC.
                           FINANCIAL HIGHLIGHTS
                            Maryland Portfolio


                                                                     For the Years Ended December 31,
                                                             1997         1996        1995       1994         1993
Per Share Operating Performance:
   Net Asset Value - Beginning of Year                     $ 10.79      $ 10.98     $ 10.11     $ 11.27      $ 10.60
                                                           -------      -------     -------     -------      -------
   Income from Investment Operations:
     Net Investment Income                                   0.514        0.528       0.550       0.565        0.568
     Net Realized and Unrealized Gain
        (Loss) on Securities                                 0.311       (0.190)      0.871      (1.157)       0.670
                                                           -------      -------     -------     -------      -------
         Total from Investment Operations                    0.825        0.338       1.421      (0.592)       1.238
                                                           -------      -------     -------     -------      -------
   Distributions to Shareholders:
     From Net Investment Income                             (0.515)      (0.528)     (0.551)     (0.565)      (0.568)
     From Net Realized Gain                                      _            _           _      (0.003)           _
                                                           -------      -------     -------     -------      -------
         Total Distributions to Shareholders                (0.515)      (0.528)     (0.551)     (0.568)      (0.568)
                                                           -------      -------     -------     -------      -------
   Net Increase (Decrease) in Net Asset Value                 0.31        (0.19)       0.87       (1.16)        0.67
                                                           -------      -------     -------     -------      -------
   Net Asset Value - End of Year                           $ 11.10      $ 10.79     $ 10.98     $ 10.11      $ 11.27
                                                           =======      =======     =======     =======      =======
Total Investment Return                                       7.85%        3.21%      14.35%      (5.24)%      11.91%

Ratios to Average Net Assets:
   Expenses                                                   0.93%        0.93%       0.77%       0.55%        0.50%
   Expenses Before Reimbursement from Adviser                 0.93%        0.93%       0.93%       0.93%        0.93%
   Net Investment Income                                      4.73%        4.92%       5.16%       5.36%        5.13%

Supplementary Data:
   Portfolio Turnover Rate                                      22%          31%         37%         38%          30%
   Net Assets at End of Year (000's omitted)               $45,344      $44,410     $49,725     $44,385      $58,094
   Number of Shares Outstanding at End of Year
      (000's omitted)                                        4,086        4,116       4,527       4,391        5,157


                    See Notes to Financial Statements.

                                - 13 -

                    FUND FOR TAX-FREE INVESTORS, INC.
                      NOTES TO FINANCIAL STATEMENTS

                            December 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On December 31, 1997, there were 200,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

          (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

          (b)  Investment income is recorded as earned.

          (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

          (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the period ended December 31, 1997. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

     Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios.

3. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the year ended December 31, 1997, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                         Virginia      Maryland
                                         Portfolio     Portfolio
        Purchases                        $8,598,583    $ 9,708,732
        Sales                            $8,907,976    $10,209,365

4. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

As of December 31, 1997, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $2,190,036 of which $2,192,327 related to appreciated investments and $2,291 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $2,495,953 of which $2,504,013 related to appreciated investments and $8,060 related to depreciated investments.

5. NET ASSETS

At December 31, 1997, net assets consisted of the following:

                                Money Market     Virginia         Maryland
                                Portfolio        Portfolio        Portfolio
Paid-in-Capital                 $19,177,146      $30,717,282      $42,978,522
Accumulated Net Realized
   Loss on Investments                    _                _         (130,418)

Net Unrealized Appreciation
   of Investments                         _        2,190,036        2,495,953
                                -----------      -----------      -----------
NET ASSETS                      $19,177,146      $32,907,318      $45,344,057
                                ===========      ===========      ===========


6. CAPITAL LOSS CARRYOVERS

At December 31, 1997, for Federal income tax purposes, the following Portfolio had capital loss carryforwards which may be applied against future net taxable realized gain of each succeeding year until the earlier of its utilization or its expiration:

                                                 Maryland
                                                 Portfolio
     Expires December 31, 2002                   $130,418

                       INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
of Fund for Tax-Free Investors, Inc.:

We have audited the statements of net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. (the Fund) as of December 31, 1997, the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 1997 and 1996, and the financial highlights for each of the five years in the period ended December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. at December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Princeton, New Jersey
January 23, 1998

                                PART C

                                PART C

                           OTHER INFORMATION
                   Fund for Tax-Free Investors, Inc.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        a.  Financial statements:

        The Financial Highlights in Part A (for each of the
        Portfolios) and the following financial statements in Part B (for each of the Portfolios) of this registration statement's amendment are incorporated by reference.

        Statements of Net Assets as of December 31, 1997
        Statements of Operations for the year ended December 31, 1997 Statements of Changes in Net Assets for the years ended
          December 31, 1997 and 1996
        Financial Highlights for each of the five years in the period ended December 31, 1997

        b.  Exhibits:

        11 Consent of Deloitte & Touche LLP independent auditors for Registrant 16 Schedule for computation of performance quotations
        27 Financial Data Schedules

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        None

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                                              Approximate Number of
                                             Shareholders of Record
        Title of Class                        at April 1, 1998

        Common Stock, $.001 par value

        Money Market Portfolio                        522
        Rushmore Virginia Tax-Free Portfolio          710
        Rushmore Maryland Tax-Free Portfolio          858


ITEM 27. INDEMNIFICATION

        The Articles of Incorporation of the Fund provide that officers and directors shall be indemnified by the Fund against liabilities and expenses of defense in proceedings against them by reason of the fact that they serve as officers or directors of the Fund or as an officer or director of another entity at the request of the entity. The indemnification is subject to the following conditions:

        (a) no director or officer is indemnified against all liability to the Fund or its security holders which was the result of any willful misfeasance, bad faith, gross negligence or reckless disregard of his duties;

        (b) officers and directors are only indemnified for actions taken in good faith which they believed were in or not opposed to the best interests of the Fund;

        (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it is subsequently determined that they are entitled to indemnification.

        The Articles provide that if indemnification is not ordered by a court, it may be authorized upon determination by shareholders, by a majority vote of a quorum of the directors who were not parties to the proceedings or if a quorum is not obtainable, or if directed by a quorum of disinterested directors, by independent legal counsel in a written opinion that the persons to be indemnified have met the applicable standard.

        In connection with the approval of indemnification to officers and directors, the Fund hereby undertakes in all cases where indemnification is not ordered by a court not to submit any proposed indemnification to a vote of its shareholders or directors unless it has obtained a legal opinion from independent counsel that the product of the persons seeking indemnification did not involve willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant, unless in the opinion of the Registrant's counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by the Registrant is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

        Money Management Associates ("MMA"), 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418, a limited partnership organized under the laws of the District of Columbia on August 15, 1974, has one general partner and three limited partners. Daniel L. O'Connor is the general partner and sole employee of MMA. Limited partners Richard J. Garvey, Martin
        M. O'Connor, and John R. Cralle, are full-time employees of Rushmore Services, Inc. ("RSI"), a subsidiary of MMA, at 4922 Fairmont Avenue, Bethesda, Maryland 20814.

        MMA also serves as the investment adviser to Fund for Government Investors, The Rushmore Fund, Inc., and American Gas Index Fund, Inc., all regulated investment companies since their inception.

ITEM 29. PRINCIPAL UNDERWRITERS

        Not applicable

ITEM 30. LOCATIONS OF ACCOUNTS AND RECORDS

        The physical location for all accounts, books and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, is 4922 Fairmont Avenue, Bethesda, Maryland 20814.

ITEM 31. MANAGEMENT SERVICES

        None

ITEM 32. UNDERTAKINGS

        None

                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Bethesda and State of Maryland on the 27th day of April, 1998.


                           Fund for Tax-Free Investors, Inc.

                           By:

                           /s/ Daniel L. O'Connor*
                           Daniel L. O'Connor, Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                        Title                     Date


/s/ Daniel L. O'Connor*     Chairman of the Board,    April 27, 1998
Daniel L. O'Connor          Treasurer, Director

/s/ Richard J. Garvey       President, Director       April 27, 1998
Richard J. Garvey

/s/ Timothy N. Coakley      Vice President            April 27, 1998
Timothy N. Coakley

/s/ Edward J. Karpowicz     Controller                April 27, 1998
Edward J. Karpowicz

/s/ Jeffrey R. Ellis*       Director                  April 27, 1998
Jeffrey R. Ellis

/s/ Bruce C. Ellis*         Director                  April 27, 1998
Bruce C. Ellis

/s/ Michael D. Lange*       Director                  April 27, 1998
Michael D. Lange

/s/ Patrick F. Noonan*      Director                  April 27, 1998
Patrick F. Noonan

/s/ Leo Seybold*            Director                  April 27, 1998
Leo Seybold


*Richard J. Garvey, Attorney-in-Fact